UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

     622 Third Avenue, 32nd Floor, New York, NY            10017
-------------------------------------------------------------------
      (Address of principal executive offices)           (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2006
                         ----------------

Date of reporting period: October 31, 2006
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is as follows:


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                            [THIRD AVENUE FUNDS LOGO]

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND

                                  ANNUAL REPORT
                                  -------------
                                October 31, 2006

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS

                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov., and (iii) the Funds' website www.thirdavenuefunds.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Beginning on the fiscal quarter ended July 31, 2004, the Third Avenue Funds have begun to file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2006
                                   (UNAUDITED)

At October 31, 2006, the audited net asset value attributable to each of the 153,848,187 common shares outstanding of the Third Avenue Value Fund ("TAVFX," or the "Fund") was $60.29 per share. This compares with an audited net asset value at October 31, 2005 of $53.13 per share, adjusted for a subsequent distribution to shareholders.

                                       AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2006
                                       -------------------------------------------------------------
                           ONE YEAR
                            ENDED        THREE          FIVE           TEN         SINCE INCEPTION
                           10/31/06       YEAR          YEAR           YEAR           (11/1/90)
                           --------    ----------    -----------    ----------    ------------------
Third Avenue Value Fund     13.08%       18.62%        15.30%         14.06%           16.68%
S&P 500 Index               16.34%       11.44%         7.26%          8.64%           12.19%
Russell 2500 Index          17.68%       14.96%        14.36%         11.53%           15.33%
Russell 2000 Index          19.98%       14.53%        13.76%          9.84%           13.96%
Russell 2000 Value Index    22.90%       17.91%        17.52%         13.81%           17.08%

The Third Avenue Value Fund (the "Fund") seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. The Fund is managed for the long term and does not seek to maximize short-term performance. During the twelve-month period ended October 31, 2006, the Fund returned 13.08%. The Fund under-performed the various comparative indices over the same time period; however, we believe the Fund's performance should be judged over the long term and in absolute terms, rather than against any of these indices, none of which are strictly comparable to the Fund. Based on such criteria, we remain happy with Fund performance over the long term.

Fund performance lagged this year, due in part to the Fund's position as a principal creditor of Collins and Aikman, which is operating in Chapter 11. Collins and Aikman results from operations have been extremely poor. Another large detractor to Fund performance this year was The St. Joe Company ("St. Joe"), which is one of the Fund's largest holdings. St. Joe is a diversified real estate operating company that is the largest private landowner in Florida. During the year, St. Joe was impacted by slowing growth in its markets. The near-term outlook for these markets, as well as for the U.S. housing market in general, is uncertain, and this outlook appears to have influenced the performance of St. Joe common stock during the year. Fund management continues to focus on the long-term fundamentals of St. Joe and all of the Fund's investments. Other detractors to performance during the year included Legg Mason, Inc., Nabors Industries, Ltd., and RHJ International. Much of the positive absolute performance during the year is attributable to securities from companies based outside the United States, such as Toyota Industries Corporation (based in Japan), Brookfield Asset Management, Inc. (Canada), Investor AB (Sweden), and POSCO (South Korea). The Fund also benefited from strong performance in select real estate-related holdings, with large positive contributions from Forest City Enterprises, Inc. and Trammell Crow Company ("Trammell Crow"). At the end of the year, CB Richard Ellis Group, Inc. announced its intention to acquire Trammell Crow; this announced resource conversion (e.g., mergers and acquisitions) contributed to Trammell Crow's performance.

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                                        1
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

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

The Fund continues to look for investment opportunities that meet our strict investment criteria within the United States, but the Fund expects to continue to invest in foreign markets as well, at least for the foreseeable near-term future.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2006, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/21/06

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The S&P 500 Index, Russell 2000 Value Index, Russell 2000 Index, and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

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                                        2
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

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                            [THIRD AVENUE FUNDS LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE
    FUND, THE STANDARD & POOR'S 500 INDEX (S&P 500), THE RUSSELL 2000 INDEX,
 THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 INDEX FOR THE TEN YEARS ENDED
                                OCTOBER 31, 2006

                          Average Annual Total Return

                   1 Year    3 Years    5 Years    10 Years
                   13.08%     18.62%     15.30%     14.06%

                                  [LINE GRAPH]

               TAVF*    S&P 500 Index*   Russell 2000 Index*   Russell 2000 Value Index*   Russell 2500 Index*
10/31/1996      10000        10000               10000                    10000                    10000
                13531        13211               12933                    13718                    12912
10/31/1998    13008.7      16116.1             11401.7                  12663.1                  11917.8
              15205.9      20252.6             13097.2                  12754.3                    14063
10/31/2000    18865.9      21486.2             15377.4                  14960.8                  17336.8
              18298.1      16135.2             13424.5                  16269.8                  15226.9
10/31/2002    16212.1      13697.2             11871.2                  15858.2                  13836.7
              22333.8      16546.2             17019.8                  22247.4                  19605.2
10/31/2004    26684.4      18104.9             19016.2                  26249.8                  22024.5
              32968.6      19683.6             21313.4                  29672.7                  25306.2
10/31/2006    37280.8      22899.9             25571.8                  36467.8                  29780.3

*     All returns include reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                                        3
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2006

                                    PRINCIPAL                                                                           VALUE
                                    AMOUNT ($)       ISSUES                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 1.65%
Auto Parts - 0.09%                                   Collins & Aikman Products Co.:
                                   250,750,000          10.750%, due 12/31/11 (a) *                                $      8,776,250
                                     2,000,000          12.875%, due 08/15/12 (a) (d) *                                      12,500
                                                                                                                   ----------------
                                                                                                                          8,788,750
                                                                                                                   ----------------

Automotive - 0.01%                   2,005,000       General Motors Corp., step bond, 0.000% until 03/15/16
                                                        (7.750% thereafter), due 03/15/36                                   681,700
                                                                                                                   ----------------

Consumer Products - 0.45%           64,300,000       Home Products International, Inc., 9.625%, due 05/15/08             42,277,250
                                                                                                                   ----------------

Energy & Utilities - 0.11%          10,000,000       Mirant Americas Generation LLC, 8.500%, due 10/01/21                 9,900,000
                                                                                                                   ----------------

Hard Goods Retail - 0.01%                            Hechinger Co.:
                                    18,648,000          6.950%, due 10/15/03 (a) (b) *                                      433,817
                                    14,752,000          9.450%, due 11/15/12 (a) (b) *                                      343,183
                                                                                                                   ----------------
                                                                                                                            777,000
                                                                                                                   ----------------

Industrial - 0.79%                                   USG Corp. Muni East Chicago Solid Waste Disposal:
                                       555,000          5.500%, due 09/01/28                                                589,282
                                     3,755,000          6.375%, due 08/01/29                                              4,000,051
                                                     USG Corp. Muni Ohio Solid Waste Disposal:
                                    26,040,000          5.600%, due 08/01/32                                             26,591,267
                                    18,930,000          5.650%, due 03/01/33                                             19,369,176
                                     4,210,000          6.050%, due 08/01/34                                              4,376,253
                                    17,460,000       USG Corp. Muni Pennsylvania Economic Dev.,
                                                        6.000%, due 06/01/31                                             18,115,099
                                                                                                                   ----------------
                                                                                                                         73,041,128
                                                                                                                   ----------------

Real Estate Operating                9,492,739       FNC Realty Corp., 7.000% PIK, due 07/27/08 (b)                       9,492,739
Companies - 0.10%                                                                                                  ----------------

Retail - 0.09%                      86,205,118       Sears Holding Corp. Trade Claims (a) (b)                             8,011,800
                                                                                                                   ----------------

                                                     TOTAL CORPORATE DEBT INSTRUMENTS
                                                     (Cost $296,209,850)                                                152,970,367
                                                                                                                   ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        4
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

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                        VALUE
                                        SHARES       ISSUES                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.34%
Auto Supply - 0.03%                    759,866       ISE Corp. Series B (b)                                        $      2,499,959
                                                                                                                   ----------------

Financial Insurance/Credit
Enhancement - 0.31%                        259       ACA Capital Holdings, Inc. Convertible (a) (b) (c)                  14,715,824
                                           123       ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)            5,881,448
                                       133,783       ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)          8,333,333
                                     6,045,667       CGA Group, Ltd. Series C (a) (b) (Bermuda)                                  --
                                                                                                                   ----------------
                                                                                                                         28,930,605
                                                                                                                   ----------------

Insurance & Reinsurance - 0.00%#         4,775       Ecclesiastical Insurance, 8.625% (United Kingdom)                       12,752
                                     1,022,245       RS Holdings Convertible, Class A (a) (b)                                    --
                                                                                                                   ----------------
                                                                                                                             12,752
                                                                                                                   ----------------

                                                     TOTAL PREFERRED STOCKS
                                                     (Cost $41,814,417)                                                  31,443,316
                                                                                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 71.23%
Annuities & Mutual Fund              1,451,598       Legg Mason, Inc.                                                   130,672,852
Management & Sales - 3.52%           4,350,000       Mellon Financial Corp.                                             168,780,000
                                       489,900       Nuveen Investments, Class A                                         24,152,070
                                       139,212       Westwood Holdings Group, Inc.                                        2,780,064
                                                                                                                   ----------------
                                                                                                                        326,384,986
                                                                                                                   ----------------

Business Services - 0.13%              337,082       Fair Isaac Corp.                                                    12,347,314
                                                                                                                   ----------------

Computerized Securities                132,800       Investment Technology Group, Inc. (a)                                6,201,760
Trading - 0.07%                                                                                                    ----------------

Consumer Products - 0.01%               47,250       JAKKS Pacific, Inc. (a)                                              1,024,853
                                                                                                                   ----------------

Depository Institutions - 0.92%        390,800       Berkshire Hills Bancorp, Inc.                                       14,131,328
                                       529,600       Brookline Bancorp, Inc.                                              7,059,568
                                       218,500       Carver Bancorp, Inc. (c)                                             3,659,875
                                    26,127,450       Liu Chong Hing Bank, Ltd. (c) (Hong Kong)                           55,834,776
                                        34,087       TD Banknorth, Inc.                                                   1,008,293

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        5
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                         VALUE
                                        SHARES       ISSUES                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository Institutions (continued)     54,704       Tompkins Trustco, Inc.                                        $      2,688,702
                                        16,354       Toronto-Dominion Bank (The) (Canada)                                   947,387
                                                                                                                   ----------------
                                                                                                                         85,329,929
                                                                                                                   ----------------

Electronics Components - 3.16%       2,496,500       American Power Conversion Corp.                                     75,469,195
                                     9,046,200       AVX Corp. (c)                                                      142,568,112
                                     3,500,000       Intel Corp.                                                         74,690,000
                                                                                                                   ----------------
                                                                                                                        292,727,307
                                                                                                                   ----------------

Financial Insurance/Credit             118,812       ACA Capital Holdings, Inc. (a) (b) (c)                               4,879,015
Enhancement - 3.55%                    300,000       Ambac Financial Group, Inc.                                         25,047,000
                                     3,477,409       MBIA, Inc.                                                         215,668,906
                                     1,576,580       Radian Group, Inc.                                                  84,031,714
                                                                                                                   ----------------
                                                                                                                        329,626,635
                                                                                                                   ----------------

Financial Services - 0.14%             250,000       CIT Group, Inc.                                                     13,012,500
                                                                                                                   ----------------

Holding Companies - 23.46%           6,560,550       Brookfield Asset Management, Inc., Class A (Canada)                292,206,897
                                        83,370       Capital Southwest Corp.                                              9,991,895
                                    51,713,000       Cheung Kong Holdings, Ltd. (Hong Kong)                             562,531,477
                                     3,951,800       Guoco Group, Ltd. (Hong Kong) (1)                                   47,738,468
                                    12,713,000       Hutchison Whampoa, Ltd. (Hong Kong)                                112,790,850
                                    10,665,000       Investor AB, Class A (Sweden)                                      237,003,281
                                     2,200,000       Jardine Matheson Holdings, Ltd. (Hong Kong) (1)                     44,000,000
                                       359,250       Pargesa Holding SA (Switzerland)                                    34,450,806
                                     4,505,945       RHJ International (a) (c) (Belgium)                                 84,826,854
                                    14,372,600       Toyota Industries Corp. (Japan)                                    626,739,002
                                     2,453,000       Wharf (Holdings), Ltd. (The) (Hong Kong)                             8,326,801
                                    63,599,500       Wheelock & Co., Ltd. (Hong Kong)                                   115,141,820
                                                                                                                   ----------------
                                                                                                                      2,175,748,151
                                                                                                                   ----------------

Housing Development - 0.03%            208,750       Levitt Corp., Class A                                                2,686,612
                                                                                                                   ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        6
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                         VALUE
                                        SHARES       ISSUES                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Industrial & Agricultural              594,300       Alamo Group, Inc. (c)                                         $     13,787,760
Equipment - 0.55%                      299,300       Lindsay Manufacturing Co.                                            9,843,977
                                       360,100       Mestek, Inc. (a)                                                     5,086,412
                                       360,100       Omega Flex, Inc. (a)                                                 7,886,190
                                       480,500       Standex International Corp.                                         13,992,160
                                                                                                                   ----------------
                                                                                                                         50,596,499
                                                                                                                   ----------------

Insurance & Reinsurance - 0.89%         87,035       ACE, Ltd. (Cayman Islands)                                           4,982,754
                                       432,300       Arch Capital Group, Ltd. (a) (Bermuda)                              27,792,567
                                        15,675       ESG Re, Ltd. Warrants, expires 12/07 (a) (b) (Bermuda)                      --
                                        65,000       Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                          7,313,150
                                       480,000       Montpelier RE Holdings, Ltd. (Bermuda)                               8,520,000
                                       127,500       Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                            640,050
                                        32,089       RS Holdings, Class A (a) (b)                                                --
                                        58,300       White Mountains Insurance Group, Ltd. (Bermuda)                     33,099,825
                                                                                                                   ----------------
                                                                                                                         82,348,346
                                                                                                                   ----------------

Insurance Services                     940,131       Safelite Glass Corp. (a) (b)                                         3,760,524
Companies - 0.05%                       63,460       Safelite Realty Corp. (b)                                              538,141
                                                                                                                   ----------------
                                                                                                                          4,298,665
                                                                                                                   ----------------

Life Insurance - 0.34%               2,009,900       Phoenix Cos., Inc. (The)                                            31,836,816
                                                                                                                   ----------------

Medical Supplies                       342,300       Datascope Corp.                                                     12,278,301
& Services - 0.89%                     598,000       PAREXEL International Corp. (a)                                     17,700,800
                                     1,275,000       Pharmaceutical Product Development, Inc.                            40,353,750
                                       363,000       St. Jude Medical, Inc. (a)                                          12,469,050
                                                                                                                   ----------------
                                                                                                                         82,801,901
                                                                                                                   ----------------

Mutual Holding Companies - 0.16%       637,122       Brooklyn Federal Bancorp, Inc. (a)                                   8,199,760
                                        16,226       Colonial Bankshares, Inc. (a)                                          210,938
                                       169,104       FedFirst Financial Corp. (a)                                         1,775,592

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        7
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                         VALUE
                                        SHARES       ISSUES                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Mutual Holding Companies               142,200       Gouverneur Bancorp, Inc. (c)                                  $      1,720,620
(continued)                            115,300       Home Federal Bancorp, Inc.                                           1,173,178
                                       197,800       SFSB, Inc. (a) (c)                                                   1,911,737
                                         9,200       Westborough Financial Services, Inc.                                   273,700
                                                                                                                   ----------------
                                                                                                                         15,265,525
                                                                                                                   ----------------

Non-Life                             9,159,100       Aioi Insurance Co., Ltd. (Japan)                                    63,041,986
Insurance-Japan - 4.90%              5,290,500       Millea Holdings, Inc., ADR (Japan)                                 197,758,890
                                    10,857,140       Mitsui Sumitomo Insurance Co., Ltd. (Japan)                        135,070,230
                                     4,420,560       Sompo Japan Insurance, Inc. (Japan)                                 58,812,290
                                                                                                                   ----------------
                                                                                                                        454,683,396
                                                                                                                   ----------------

Oil & Gas                              626,800       EnCana Corp. (Canada)                                               29,766,732
Production & Services - 4.17%        9,090,000       Nabors Industries, Ltd. (a) (Bermuda)                              280,699,200
                                     1,000,000       Suncor Energy, Inc. (Canada)                                        76,650,000
                                                                                                                   ----------------
                                                                                                                        387,115,932
                                                                                                                   ----------------

Pharmaceuticals - 0.89%              1,000,000       Daiichi Sankyo Co., Ltd. (Japan)                                    29,755,034
                                     2,000,000       Pfizer, Inc.                                                        53,300,000
                                                                                                                   ----------------
                                                                                                                         83,055,034
                                                                                                                   ----------------

Real Estate - 14.50%                 1,387,200       Alexander & Baldwin, Inc.                                           63,852,816
                                       139,000       Alico, Inc.                                                          8,618,000
                                        31,000       Consolidated-Tomoka Land Co.                                         2,005,700
                                     3,830,526       Forest City Enterprises, Inc., Class A (c)                         210,295,877
                                     1,017,031       Forest City Enterprises, Inc., Class A (c) (d)                      55,835,002
                                        22,500       Forest City Enterprises, Inc., Class B                               1,232,100
                                    30,534,000       Hang Lung Properties, Ltd. (Hong Kong)                              66,586,514
                                    53,328,000       Henderson Land Development Co., Ltd. (Hong Kong)                   293,478,167
                                        47,348       Homefed Corp.                                                        3,243,338
                                       676,607       ProLogis                                                            42,808,925
                                           846       Public Storage, Inc.                                                    75,895
                                     6,072,168       St. Joe Co. (The) (c)                                              326,561,195

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        8
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                        VALUE
                                        SHARES       ISSUES                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate (continued)              3,420,106       Tejon Ranch Co. (a) (c)                                       $    165,875,141
                                     2,150,000       Trammell Crow Co. (a) (c)                                          104,812,500
                                                                                                                   ----------------
                                                                                                                      1,345,281,170
                                                                                                                   ----------------

Real Estate                          5,881,577       FNC Realty Corp. (a) (b)                                             4,411,183
Operating Companies - 0.05%                                                                                        ----------------

Retail - 0.31%                         165,912       Sears Holding Corp. (a)                                             28,946,667
                                                                                                                   ----------------

Security Brokers, Dealers              894,400       Jefferies Group, Inc.                                               25,696,112
& Flotation Companies - 1.12%        2,444,062       Raymond James Financial, Inc.                                       77,867,815
                                                                                                                   ----------------
                                                                                                                        103,563,927
                                                                                                                   ----------------

Semiconductor                          700,000       Applied Materials, Inc.                                             12,173,000
Equipment Manufacturers - 0.13%                                                                                    ----------------

Software - 0.62%                     2,000,000       Microsoft Corp.                                                     57,420,000
                                                                                                                   ----------------

Steel & Specialty Steel - 2.73%        445,714       Haynes International, Inc. (a)                                      16,602,847
                                     3,350,000       POSCO, ADR (South Korea)                                           236,242,000
                                                                                                                   ----------------
                                                                                                                        252,844,847
                                                                                                                   ----------------

Telecommunications - 0.52%           1,250,000       Comverse Technology, Inc. (a)                                       27,212,500
                                     2,008,200       Tellabs, Inc. (a)                                                   21,166,428
                                                                                                                   ----------------
                                                                                                                         48,378,928
                                                                                                                   ----------------

Title Insurance - 0.63%              1,000,000       First American Corp.                                                40,830,000
                                       479,800       Stewart Information Services Corp.                                  17,781,388
                                                                                                                   ----------------
                                                                                                                         58,611,388
                                                                                                                   ----------------

Transportation - 0.04%                  55,032       Florida East Coast Industries, Inc.                                  3,288,162
                                                                                                                   ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        9
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                         VALUE
                                        SHARES       ISSUES                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Utilities, Utility Service           8,816,889       Covanta Holding Corp. (a) (c) (g)                             $    179,247,353
Companies & Waste                      861,208       Mirant Corp. (a)                                                    25,465,921
Management - 2.75%                     800,000       TXU Corp.                                                           50,504,000
                                                                                                                   ----------------
                                                                                                                        255,217,274
                                                                                                                   ----------------

                                                     TOTAL COMMON STOCKS AND WARRANTS
                                                     (Cost $3,940,802,791)                                            6,607,228,707
                                                                                                                   ----------------

                                    INVESTMENT
                                    AMOUNT ($)
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.01%
Insurance & Reinsurance - 0.01%      1,805,000       Insurance Partners II Equity Fund, LP (a) (b)                        1,290,297
                                                                                                                   ----------------

                                                     TOTAL LIMITED PARTNERSHIPS
                                                     (Cost $1,028,831)                                                    1,290,297
                                                                                                                   ----------------

                                    PRINCIPAL
                                    AMOUNT (+)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 27.65%

Foreign Government                 241,000,000       United Kingdom Treasury Bills, 4.61%-4.98%++, due
                                                     11/20/06-03/12/07                                                  455,422,667
Obligations - 11.06%               298,435,000       United Kingdom Treasury Bonds, 4.50%-8.50%, due
   (Great Britain Pounds)                            03/07/07-07/16/07                                                  570,653,771
                                                                                                                   ----------------
                                                                                                                      1,026,076,438
                                                                                                                   ----------------
Repurchase Agreement - 4.86%       450,399,699       Bear Stearns, 5.27%, dated 10/31/06, due 11/01/06 (e)              450,399,699
                                                                                                                   ----------------

U.S. Government Agency
Note - 1.07%                       100,000,000       Fannie Mae Discount Note, 5.28%++, due 12/13/06                     99,427,120
                                                                                                                   ----------------

U.S. Government                     25,000,000       U.S. Treasury Bills, 5.12%++, due 12/14/06 (f)                      24,852,071
Obligations - 10.66%               975,000,000       U.S. Treasury Bills, 4.98%-5.38%++, due 11/02/06-04/26/07          964,027,055
                                                                                                                   ----------------
                                                                                                                        988,879,126
                                                                                                                   ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       10
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                        VALUE
                                                                                                                       (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL SHORT TERM INVESTMENTS
                                                     (Cost $2,547,007,058)                                         $  2,564,782,383
                                                                                                                   ----------------

                                                     TOTAL INVESTMENT PORTFOLIO - 100.88%
                                                     (Cost $6,826,862,947)                                            9,357,715,070
                                                                                                                   ----------------

                                                     LIABILITIES IN EXCESS OF
                                                     OTHER ASSETS - (0.88%)                                             (82,141,066)
                                                                                                                   ----------------

                                                     NET ASSETS - 100.00%
                                                     (Applicable to 153,848,187
                                                     shares outstanding)                                           $  9,275,574,004
                                                                                                                   ================

Notes:

ADR: American Depository Receipt.

PIK: Payment-in kind.

(a)   Non-income producing securities.

(b)   Fair-valued securities:

                                                     Carrying Value
                 Security                               Per Unit                  Acquisition Date                 Acquisition Cost
                 --------                            --------------            ----------------------              ----------------
ACA Capital Holdings, Inc. Senior
   Convertible Pfd.                                  $    47,742.32                  2/28/2001                     $      5,881,446
ACA Capital Holdings, Inc. Series B
   Convertible Pfd.                                           62.29                  9/30/2004                            8,333,333
ACA Capital Holdings, Inc. Convertible Pfd.               56,891.00            5/19/2000 to 8/28/2002                    14,559,277
ACA Capital Holdings, Inc. Common Stock                       41.07                  9/24/1997                           15,000,000
CGA Group, Ltd., Series C Pfd.                                   --                   3/2/1999                            7,039,179
ESG Re, Ltd. Warrants, expires 12/07                             --            1/28/1997 to 12/3/1997                            --
FNC Realty Corp.                                               0.75                  7/27/2005                           11,163,732
FNC Realty Corp., 7.000%, due 7/27/08
   Convertible Notes                                         100.00            7/27/2005 & 7/27/2006                      9,492,739
Hechinger Co. 6.950%, due 10/15/03                             2.33                   7/9/2003                                   --
Hechinger Co. 9.450%, due 11/15/12                             2.33                   7/9/2003                                   --
Helicon RE Holdings, Ltd.                                    112.51             1/4/2006 & 1/6/2006                       6,500,000
Insurance Partners II Equity Fund, LP                          0.71             12/15/1998 to 7/26/2004                   1,028,831
ISE Corp. Series B Pfd.                                        3.29                   3/8/2006                            4,999,994
Olympus RE Holdings, Ltd.                                      5.02                  12/20/2001                          12,750,008
RS Holdings, Class A                                             --             5/9/2003 to 4/20/2004                        30,853
RS Holdings Convertible, Class A Pfd.                            --            3/18/2002 to 4/20/2004                       991,392
Safelite Glass Corp.                                           4.00            10/4/2000 to 2/26/2001                     1,265,883
Safelite Realty Corp.                                          8.48            10/4/2000 to 2/26/2001                        73,352
Sears Holding Corp. Trade Claims                               0.09            1/22/2002 to 4/30/2003                     5,442,521

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       11
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

(c) Affiliated issuers -- as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)   Repurchase agreement collateralized by:

            U.S. Treasury Bonds, par value $76,140,000, due 11/15/21-5/15/14, value $101,218,197.

            U.S. Treasury Notes, par value $116,598,000, due 1/15/09-1/15/14, value $126,406,627.

            U.S. Treasury Strips, par value $662,258,000, due 5/15/19-8/15/29, value $235,836,891.

(f)   Security is segregated for future fund commitments.

(g)   Restricted.

*     Issuer in default.

#     Amount represents less than 0.01% of total net assets.

+     Denominated in U.S. Dollars unless otherwise noted.

++    Annualized yield at date of purchase.

(1)   Incorporated in Bermuda.

The aggregate cost for federal income tax purposes is $7,277,178,836.

The aggregate gross unrealized appreciation is $2,293,258,564.

The aggregate gross unrealized depreciation is ($212,722,330).

Country Concentration

                            % of
                         Net Assets
                         ----------
United States              49.15%
Hong Kong                  14.08
Japan                      11.98
United Kingdom             11.06
Canada                      4.31
Bermuda                     3.86
Sweden                      2.56
South Korea                 2.55
Belgium                     0.91
Switzerland                 0.37
Cayman Islands              0.05
                          ------
Total                     100.88%
                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       12
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                              THIRD AVENUE TRUST
                           THIRD AVENUE VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                             AT OCTOBER 31, 2006

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2006 IS AS FOLLOWS:
(UNAUDITED)

                                  [BAR CHART]

                           SECTOR                                % OF NET ASSETS

Holding Companies                                                     23.37
Real Estate                                                            14.5
Non-Life Insurance-Japan                                                4.9
Oil & Gas Production & Services                                        4.17
Financial Insurance/Credit Enhancement                                 3.86
Annuities & Mutual Fund Management & Sales                             3.52
Electronics Components                                                 3.16
Utilities, Utility Service Companies & Waste Management                2.75
Steel & Specialty Steel                                                2.73
Security Brokers, Dealers & Flotation Companies                        1.12
Depository Institutions                                                0.92
Insurance & Reinsurance                                                 0.9
Medical Supplies & Services                                            0.89
Pharmaceuticals                                                        0.89
Industrial                                                             0.79
Title Insurance                                                        0.63
Software                                                               0.62
Other                                                                  3.51
Cash and Equivalents (Net)                                            26.77

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       13
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (cost of $6,080,926,338)                $ 7,976,968,648
   Affiliated issuers (cost of $745,936,609)                      1,380,746,422
                                                                ---------------
      Total investments (cost of $6,826,862,947)                  9,357,715,070
Foreign currency at value (cost of $753,784)                            748,194
Receivable for fund shares sold                                      26,196,215
Dividends and interest receivable                                    17,364,085
Other assets                                                            178,017
Other receivables                                                       104,346
                                                                ---------------
      Total assets                                                9,402,305,927
                                                                ---------------
LIABILITIES:
Payable for securities purchased                                    108,219,483
Payable for fund shares redeemed                                      9,226,839
Payable to investment adviser                                         7,033,855
Accounts payable and accrued expenses                                 1,521,025
Payable for other shareholder servicing fees (Note 3)                   709,272
Payable to Trustees                                                      21,449
Commitments (Note 6)                                                         --
                                                                ---------------
      Total liabilities                                             126,731,923
                                                                ---------------
      Net assets                                                $ 9,275,574,004
                                                                ===============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
   153,848,187 shares outstanding                               $ 6,695,145,483
Accumulated undistributed net investment income                      34,123,465
Accumulated undistributed net realized gains from
   investments and foreign currency transactions                     15,680,333
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities         2,530,624,723
                                                                ---------------
      Net assets applicable to capital shares outstanding       $ 9,275,574,004
                                                                ===============
Net asset value, offering and redemption price per share        $         60.29
                                                                ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       14
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME:
   Interest                                                                                       $   240,234,632
   Dividends - unaffiliated issuers (net of foreign withholding tax of $3,079,746)                     63,751,280
   Dividends - affiliated issuers (Note 4)                                                              7,866,778
   Other income                                                                                            80,022
                                                                                                  ---------------
      Total investment income                                                                         311,932,712
                                                                                                  ---------------
EXPENSES:
   Investment advisory fees (Note 3)                                                                   71,839,021
   Other shareholder servicing fees (Note 3)                                                            7,723,622
   Transfer agent fees                                                                                  1,763,000
   Custodian fees                                                                                       1,412,436
   Reports to shareholders                                                                              1,216,500
   Administration fees (Note 3)                                                                           470,108
   Accounting services                                                                                    398,276
   Registration and filing fees                                                                           389,718
   Trustees' and officers' fees and expenses                                                              341,226
   Auditing and tax consulting fees                                                                       164,210
   Legal fees                                                                                             128,000
   Insurance expenses                                                                                      66,195
   Miscellaneous expenses                                                                                 120,662
                                                                                                  ---------------
      Total operating expenses                                                                         86,032,974
                                                                                                  ---------------
      Net investment income                                                                           225,899,738
                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments - unaffiliated issuers                                             49,968,282
   Net realized gain on investments - affiliated issuers                                                2,318,979
   Net realized gain on foreign currency transactions                                                  17,934,232
   Net change in unrealized appreciation on investments                                               643,785,382
   Net change in unrealized depreciation on translation of
      other assets and liabilities denominated in foreign currency                                       (147,307)
                                                                                                  ---------------
      Net realized and unrealized gain (loss) on investments and foreign currency transactions        713,859,568
                                                                                                  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $   939,759,306
                                                                                                  ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       15
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR       FOR THE YEAR
                                                                         ENDED              ENDED
                                                                   OCTOBER 31, 2006   OCTOBER 31, 2005
                                                                   ----------------   ----------------
OPERATIONS:
   Net investment income                                           $    225,899,738   $     39,299,143
   Net realized gain on investments - unaffiliated issuers               49,968,282        456,915,782
   Net realized gain on investments - affiliated issuers                  2,318,979         13,615,472
   Net realized gain (loss) on foreign currency transactions             17,934,232        (23,377,483)
   Net change in unrealized appreciation on investments                 643,785,382        524,487,047
   Net change in unrealized depreciation on translation of other
      assets and liabilities denominated in foreign currency               (147,307)          (133,229)
                                                                   ----------------   ----------------
   Net increase in net assets resulting from operations                 939,759,306      1,010,806,732
                                                                   ----------------   ----------------
DISTRIBUTIONS:
   Dividends to shareholders from net investment income                (184,620,893)       (63,790,923)
   Distributions to shareholders from net realized gains               (444,291,930)                --
                                                                   ----------------   ----------------
   Decrease in net assets from distributions                           (628,912,823)       (63,790,923)
                                                                   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                       3,398,645,067      2,381,396,785
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                       596,947,045         61,001,917
   Redemption fees                                                          354,473            318,400
   Cost of shares redeemed                                           (1,400,455,286)      (818,461,138)
                                                                   ----------------   ----------------
   Net increase in net assets resulting from capital
      share transactions                                              2,595,491,299      1,624,255,964
                                                                   ----------------   ----------------
   Net increase in net assets                                         2,906,337,782      2,571,271,773
   Net assets at beginning of year                                    6,369,236,222      3,797,964,449
                                                                   ----------------   ----------------
   Net assets at end of year
      (including undistributed net investment
      income of $34,123,465 and $0, respectively)                  $  9,275,574,004   $  6,369,236,222
                                                                   ================   ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       16
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                           YEARS ENDED OCTOBER 31,
                                                  -------------------------------------------------------------------------
                                                      2006            2005            2004            2003          2002
                                                  -----------     -----------     -----------     -----------   -----------
Net asset value, beginning of period              $     58.62     $     48.16     $     40.62     $     29.90   $     34.50
                                                  -----------     -----------     -----------     -----------   -----------
Income (loss) from investment operations:
   Net investment income                                 2.40            0.60            0.16            0.40          0.31
   Net gain (loss) on securities (both realized
      and unrealized)                                    4.76(1)        10.64(1)         7.70(1)        10.75         (4.11)
                                                  -----------     -----------     -----------     -----------   -----------
   Total from investment operations                      7.16           11.24            7.86           11.15         (3.80)
                                                  -----------     -----------     -----------     -----------   -----------
Less distributions:
   Dividends from net investment income                 (1.61)          (0.78)          (0.32)          (0.39)        (0.61)
   Distributions from realized gains                    (3.88)             --              --           (0.04)        (0.19)
                                                  -----------     -----------     -----------     -----------   -----------
   Total distributions                                  (5.49)          (0.78)          (0.32)          (0.43)        (0.80)
                                                  -----------     -----------     -----------     -----------   -----------
Net asset value, end of period                    $     60.29     $     58.62     $     48.16     $     40.62   $     29.90
                                                  ===========     ===========     ===========     ===========   ===========
Total return                                            13.08%          23.55%          19.48%          37.76%       (11.40%)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)       $ 9,275,574     $ 6,369,236     $ 3,797,964     $ 3,018,013   $ 2,198,110
   Ratio of expenses to average net assets               1.08%           1.10%           1.12%           1.11%         1.07%
   Ratio of net investment income to
      average net assets                                 2.83%           0.77%           0.34%           1.23%         0.90%
   Portfolio turnover rate                                  7%             16%              8%             11%           19%

(1)   Includes redemption fees of less than $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       17
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2006
                                  (UNAUDITED)

At October 31, 2006, the audited net asset value attributable to each of the 90,805,077 common shares outstanding of the Third Avenue Small-Cap Value Fund ("TASCX," or the "Fund") was $26.54 per share. This compares with an audited net asset value at October 31, 2005 of $23.60 per share, adjusted for a subsequent distribution to shareholders.

                                                     AVERAGE ANNUAL RETURNS FOR THE PERIODS
                                                             ENDED OCTOBER 31, 2006
                                                     --------------------------------------
                                    ONE YEAR ENDED    THREE       FIVE      SINCE INCEPTION
                                       10/31/06       YEAR        YEAR          (4/1/97)
                                    --------------   ------      ------     ---------------
Third Avenue Small-Cap Value Fund        12.33%      15.24%      14.65%          12.53%
Russell 2000 Value Index                 22.90%      17.91%      17.52%          13.48%
Russell 2000 Index                       19.98%      14.53%      13.76%          10.14%
S&P Small-Cap 600 Index                  16.10%      16.05%      14.97%          12.46%

The Third Avenue Small-Cap Value Fund (the "Fund") seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. Although the Fund is managed for the long term and does not seek to maximize short-term performance, during this year, the Fund underperformed these indices. Due to Fund management's long-term focus, we believe that the Fund's performance should be judged over the long term and in absolute terms, rather than against any of these indices, none of which are strictly comparable to the Fund. Based on such criteria, we remain happy with Fund performance over the long term. During the twelve-month period ended October 31, 2006, the Fund returned 12.33%.

Contributors to this absolute performance include the meaningful appreciation of several securities, including Maverick Tube Corporation ("Maverick"), CommScope, Inc., and Sears Holding Corporation. Maverick was acquired by Tenaris SA for a cash price that represented a significant premium to the Fund's cost basis. Announced and/or completed resource conversions (e.g., mergers and acquisitions) involving several holdings, including Maverick, Advanced Power Technology, Inc., American Power Conversion, Scientific-Atlanta, Inc., and Trammell Crow Company ("Trammell Crow") positively contributed to performance during the year. Fund performance was also positively affected by strong performance by some of the Fund's holdings in the real estate sector (such as Brookfield Asset Management, Forest City Enterprises, and Trammell Crow). Significant detractors to performance during the year include LeapFrog Enterprises, Inc., Credence Systems Corporation, and Fording Canadian Coal Trust. Some of the Fund's holdings that are related to Oil and Gas, such as Cimarex Energy Company, Comstock Resources, Inc., and Pogo Producing Company, negatively affected the Fund's performance, perhaps due in part to cost inflation and to volatile oil and natural gas commodity prices. Conditions in the auto industry, which continued to be difficult this year, negatively affected Fund holdings in the auto part sector, such as Superior Industries International, Inc. and American Axle and Manufacturing Holdings, Inc. The St. Joe Company ("St. Joe") also negatively affected performance. During the year, St. Joe, a real estate operating company focused on Florida, was impacted by slowing growth in its markets.

--------------------------------------------------------------------------------
                                       18
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                  PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                  (UNAUDITED)

The near-term outlook for these markets, as well as for the U.S. housing market in general, is uncertain, and this outlook appears to have influenced the performance of St. Joe common stock during the year. Fund management, however, continues to focus on the excellent long-term fundamentals of St. Joe.

The Fund continues to look for suitable investment opportunities that meet our strict investment criteria, primarily in the United States. Due to the Fund's significant cash position and inflows from net new subscriptions the Fund closed to new investors on March 1, 2006. This step was necessary in order to slow cash inflows, however, the high cash position was likely a drag on performance during recent periods when stocks were generally appreciating. The Fund continues to invest where appropriate for the Fund's objectives and its strict value methodology.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2006, AND ARE SUBJECT TO CHANGE.

Small-cap companies carry additional risks because their share prices may be more volatile, and their securities less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund's prospectus.

Third Avenue Small-Cap Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/21/06

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies. The S&P Small-Cap 600 is a small cap index that covers approximately 3% of the U.S. equities market and is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The Russell 2000 Value Index, Russell 2000 Index, and the S&P Small-Cap 600 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

--------------------------------------------------------------------------------
                                       19
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                             PERFORMANCE INFORMATION
                                  (UNAUDITED)

PERFORMANCE ILLUSTRATION

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE SMALL-CAP
  VALUE FUND, THE RUSSELL 2000 INDEX, THE RUSSELL 2000 VALUE INDEX AND THE S&P SMALL-CAP 600 INDEX FROM INCEPTION OF THE FUND (4/1/97) THROUGH OCTOBER 31, 2006

                          Average Annual Total Return

                                                   Since Inception
                1 Year     3 Years     5 Years         (4/1/97)
                12.33%      15.24%      14.65%          12.53%

                                  [LINE GRAPH]

              TASCX*    Russell 2000 Value Index*  Russell 2000 Index*  S&P SM-CAP 600 Index*
  4/1/1997     10000               10000                  10000                10000
10/31/1997     12370               12764                  12640                13129
10/31/1998   10717.4             11252.7                  11668              11676.9
10/31/1999   11480.4               12926                  11752              13082.8
10/31/2000   14155.4             15176.5                13785.1              16388.9
10/31/2001   15647.4               13249                14991.3              15335.1
10/31/2002   14376.8             11716.1                  14612              14755.4
10/31/2003     20254             16797.4                20499.2              19710.3
10/31/2004   23719.5             18767.7                  24187              23017.6
10/31/2005     27600             21034.9                  27341              26532.4
10/31/2006   31003.1             25237.7                33602.1              30804.2

*     All returns include reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                                       20
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2006

                                     PRINCIPAL                                                                          VALUE
                                    AMOUNT ($)   ISSUES                                                                (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%#
Technology - 0.00%#                  4,942,604   Insilco Technologies Bank Debt (a) (b) (d)                       $          66,489
                                                                                                                  -----------------
                                                 TOTAL BANK DEBT
                                                 (Cost $0)                                                                   66,489
                                                                                                                  -----------------
                                        SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.35%
Financial Insurance/Credit             133,783   ACA Capital Holdings, Inc. Series B Convertible (a) (b)                  8,333,333
Enhancement - 0.35%                                                                                               -----------------
                                                 TOTAL PREFERRED STOCKS
                                                 (Cost $8,333,333)                                                        8,333,333
                                                                                                                  -----------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.16%
Aerospace & Defense - 0.67%          1,088,351   Herley Industries, Inc. (a) (c)                                         16,064,061
                                                                                                                  -----------------

Agriculture Chemicals - 1.37%        1,176,700   Agrium, Inc. (Canada)                                                   32,971,134
                                                                                                                  -----------------

Annuities & Mutual Fund                134,170   Westwood Holdings Group, Inc.                                            2,679,375
Management & Sales - 0.11%                                                                                        -----------------

Auto Parts - 1.02%                     730,400   American Axle & Manufacturing Holdings, Inc.                            13,695,000
                                       642,200   Superior Industries International, Inc.                                 10,853,180
                                                                                                                  -----------------
                                                                                                                         24,548,180
                                                                                                                  -----------------

Banking - 1.73%                        370,945   Investors Bancorp, Inc. (a)                                              5,519,662
                                       474,613   Kearny Financial Corp.                                                   7,593,808
                                     1,259,961   NewAlliance Bancshares, Inc.                                            19,504,196
                                       290,110   Rockville Financial, Inc.                                                4,279,123
                                       275,636   Wauwatosa Holdings, Inc. (a)                                             4,884,270
                                                                                                                  -----------------
                                                                                                                         41,781,059
                                                                                                                  -----------------

Cable Television                     1,416,700   CommScope, Inc. (a)                                                     45,206,897
                                                                                                                  -----------------
Equipment - 1.88%
------------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       21
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                        VALUE
                                        SHARES   ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Computer Peripherals - 0.87%           327,900   Lexmark International, Inc., Class A (a)                         $      20,851,161
                                                                                                                  -----------------

Consumer Products - 4.30%            1,325,055   JAKKS Pacific, Inc. (a)                                                 28,740,443
                                     1,259,648   K-Swiss, Inc., Class A                                                  44,490,767
                                     1,746,850   Leapfrog Enterprises, Inc. (a)                                          16,839,634
                                       901,300   Russ Berrie & Co., Inc. (a)                                             13,663,708
                                                                                                                  -----------------
                                                                                                                        103,734,552
                                                                                                                  -----------------

Diversified Media - 0.74%            1,515,751   Journal Communications, Inc., Class A                                   17,734,287
                                                                                                                  -----------------

Electronics Components - 4.41%         892,520   American Power Conversion Corp.                                         26,980,880
                                       690,643   Bel Fuse, Inc., Class B (c)                                             24,600,704
                                       649,239   Electronics for Imaging, Inc. (a)                                       15,348,010
                                     1,064,650   Ingram Micro, Inc., Class A (a)                                         21,942,437
                                       568,100   Park Electrochemical Corp.                                              17,452,032
                                                                                                                  -----------------
                                                                                                                        106,324,063
                                                                                                                  -----------------

Energy/Coal - 1.07%                  1,018,600   Fording Canadian Coal Trust (Canada)                                    25,892,812
                                                                                                                  -----------------

Energy/Services - 2.36%                487,400   Precision Drilling Trust (Canada)                                       13,968,884
                                       539,600   Tidewater, Inc.                                                         26,834,308
                                       203,636   Weatherford International, Ltd. (a) (Bermuda)                            8,365,367
                                       502,200   Willbros Group, Inc. (a) (Panama)                                        7,708,770
                                                                                                                  -----------------
                                                                                                                         56,877,329
                                                                                                                  -----------------

Forest Products & Paper - 5.75%      3,156,000   Canfor Corp. (a) (Canada)                                               33,247,678
                                       264,100   Canfor Pulp Income Fund (Canada)                                         2,986,838
                                    12,107,879   Catalyst Paper Corp. (a) (b) (c) (g) (Canada)                           33,085,201
                                       750,875   Deltic Timber Corp. (c)                                                 38,227,046
                                     2,612,600   TimberWest Forest Corp. (Canada)                                        31,036,185
                                                                                                                  -----------------
                                                                                                                        138,582,948
                                                                                                                  -----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       22
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                         VALUE
                                        SHARES   ISSUES                                                                 (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Healthcare Services - 1.81%            525,804   Andrx Corp. (a)                                                  $      12,929,520
                                       678,431   Cross Country Healthcare, Inc. (a)                                      13,134,424
                                       246,834   PAREXEL International Corp. (a)                                          7,306,286
                                       323,230   Pharmaceutical Product Development, Inc.                                10,230,229
                                                                                                                  -----------------
                                                                                                                         43,600,459
                                                                                                                  -----------------

Holding Companies - 4.87%            1,401,525   Brookfield Asset Management, Inc., Class A (Canada)                     62,423,924
                                       449,743   IDT Corp. (a)                                                            5,801,685
                                     1,706,400   IDT Corp., Class B (a)                                                  22,166,136
                                     3,111,000   JZ Equity Partners PLC (United Kingdom)                                  9,940,150
                                       645,300   Leucadia National Corp.                                                 17,016,561
                                                                                                                  -----------------
                                                                                                                        117,348,456
                                                                                                                  -----------------

Home Furnishings - 0.69%               748,046   Stanley Furniture Co., Inc. (c)                                         16,539,297
                                                                                                                  -----------------

Industrial Equipment - 3.48%           416,300   Alamo Group, Inc.                                                        9,658,160
                                     1,126,284   Bandag, Inc. (c)                                                        49,432,605
                                       688,800   Trinity Industries, Inc.                                                24,838,128
                                                                                                                  -----------------
                                                                                                                         83,928,893
                                                                                                                  -----------------

Insurance & Reinsurance - 2.76%        322,900   Arch Capital Group, Ltd. (a) (Bermuda)                                  20,759,241
                                        59,974   E-L Financial Corp., Ltd. (Canada)                                      30,762,745
                                        65,000   Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                              7,313,150
                                       135,000   Montpelier RE Holdings, Ltd. (Bermuda)                                   2,396,250
                                       400,000   Sompo Japan Insurance, Inc. (Japan)                                      5,321,705
                                                                                                                  -----------------
                                                                                                                         66,553,091
                                                                                                                  -----------------

Life Insurance - 2.13%                 179,000   FBL Financial Group, Inc., Class A                                       6,327,650
                                       148,742   National Western Life Insurance Co., Class A                            35,675,769
                                       589,400   Phoenix Cos., Inc. (The)                                                 9,336,096
                                                                                                                  -----------------
                                                                                                                         51,339,515
                                                                                                                  -----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       23
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                        SHARES   ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Manufactured Housing - 0.54%           327,339   Skyline Corp.                                                    $      12,926,617
                                                                                                                  -----------------

Oil & Gas - 12.35%                   1,721,622   Cimarex Energy Co.                                                      62,012,824
                                       535,800   CNX Gas Corp. (a)                                                       14,011,170
                                     1,579,397   Comstock Resources, Inc. (a)                                            44,065,176
                                     1,464,105   Pogo Producing Co.                                                      65,518,699
                                       800,000   Rosetta Resources, Inc. (a)                                             14,464,000
                                     1,165,900   St. Mary Land & Exploration Co.                                         43,476,411
                                     1,211,577   Whiting Petroleum Corp. (a)                                             54,048,450
                                                                                                                  -----------------
                                                                                                                        297,596,730
                                                                                                                  -----------------

Real Estate - 8.31%                    630,446   Alexander & Baldwin, Inc.                                               29,019,429
                                       279,531   Alico, Inc.                                                             17,330,922
                                       139,000   Avatar Holdings, Inc. (a)                                                9,036,390
                                       749,200   Forest City Enterprises, Inc., Class A                                  41,131,080
                                       977,700   St. Joe Co. (The)                                                       52,580,706
                                       322,646   Tejon Ranch Co. (a)                                                     15,648,331
                                       211,300   Trammell Crow Co. (a)                                                   10,300,875
                                       650,549   Vail Resorts, Inc. (a)                                                  25,143,719
                                                                                                                  -----------------
                                                                                                                        200,191,452
                                                                                                                  -----------------

Retail - 2.54%                         225,000   Buckle, Inc. (The)                                                       8,905,500
                                     1,617,166   Haverty Furniture Cos., Inc. (c)                                        25,551,223
                                       153,770   Sears Holding Corp. (a)                                                 26,828,252
                                                                                                                  -----------------
                                                                                                                         61,284,975
                                                                                                                  -----------------

Semiconductor                          280,700   Coherent, Inc. (a)                                                       9,046,961
Equipment Manufacturers              1,237,051   Electro Scientific Industries, Inc. (a)                                 24,679,167
& Related - 1.93%                    1,400,182   GSI Group, Inc. (a) (Canada)                                            12,811,665
                                                                                                                  -----------------
                                                                                                                         46,537,793
                                                                                                                  -----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       24
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                        VALUE
                                        SHARES   ISSUES                                                                (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Software - 3.44%                     3,939,252   Borland Software Corp. (a) (c)                                   $      21,744,671
                                     2,386,734   Magma Design Automation, Inc. (a) (c)                                   22,220,494
                                       379,700   Sybase, Inc. (a)                                                         9,245,695
                                     1,317,736   Synopsys, Inc. (a)                                                      29,662,237
                                                                                                                  -----------------
                                                                                                                         82,873,097
                                                                                                                  -----------------

Telecommunications                     471,000   Comverse Technology, Inc. (a)                                           10,253,670
Equipment - 1.60%                    3,858,740   Sycamore Networks, Inc. (a)                                             14,470,275
                                     1,314,396   Tellabs, Inc. (a)                                                       13,853,734
                                                                                                                  -----------------
                                                                                                                         38,577,679
                                                                                                                  -----------------

Travel & Recreation - 0.43%            409,434   Sabre Holdings Corp., Class A                                           10,407,812
                                                                                                                  -----------------

                                                 TOTAL COMMON STOCKS
                                                 (Cost $1,267,477,013)                                                1,762,953,724
                                                                                                                  -----------------
                                    INVESTMENT
                                    AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.75%
Holding Companies - 0.75%            1,000,000   AP Alternative Assets LP (a) (b) (Gurnsey)                              18,050,000
                                                                                                                  -----------------
                                                 TOTAL LIMITED PARTNERSHIPS
                                                 (Cost $20,000,000)                                                      18,050,000
                                                                                                                  -----------------
                                    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.00%#
Retail - 0.00%#                          1,467   Sears Holding Corp., Put Strike $120, expires 01/20/07                      45,477
                                                                                                                  -----------------

                                                 TOTAL PURCHASED OPTIONS
                                                 (Cost $2,501,873)                                                           45,477
                                                                                                                  -----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       25
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                    PRINCIPAL                                                                           VALUE
                                    AMOUNT ($)   ISSUES                                                                (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 25.91%
Repurchase Agreement - 4.06%        97,812,482   Bear Stearns, 5.27%, dated 10/31/06, due 11/01/06 (f)            $      97,812,482
                                                                                                                  -----------------
U.S. Government Agency              30,000,000   Fannie Mae Discount Note, 5.28%+, due 12/13/06                          29,820,147
Note - 1.24%                                                                                                      -----------------

U.S. Government                    505,000,000   U.S. Treasury Bills, 4.97%-5.28%+, due 11/24/06-4/19/07                496,674,748
Obligations - 20.61%                                                                                              -----------------
                                                 TOTAL SHORT TERM INVESTMENTS
                                                 (Cost $624,322,029)                                                    624,307,377
                                                                                                                  -----------------
                                                 TOTAL INVESTMENT PORTFOLIO - 100.17%
                                                 (Cost $1,922,634,248)                                                2,413,756,400
                                                                                                                  -----------------
                                     CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.14%)
Retail - (0.14%)                         1,467   Sears Holding Corp., Call Strike $155, expires 01/20/07 (e)             (3,520,800)
                                                                                                                  -----------------

                                                 TOTAL WRITTEN OPTIONS
                                                 (Premiums received $2,514,738)                                          (3,520,800)
                                                                                                                  -----------------
                                                 LIABILITIES IN EXCESS OF
                                                 OTHER ASSETS - (0.03%)                                                    (611,512)
                                                                                                                  -----------------
                                                 NET ASSETS - 100.00%
                                                 (Applicable to 90,805,077
                                                 shares outstanding)                                              $   2,409,624,088
                                                                                                                  =================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       26
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2006
Notes:

(a)   Non-income producing securities.

(b)   Fair-valued securities:

                                      Carrying Value
            Security                     Per Unit        Acquisition Date    Acquisition Cost
-----------------------------------   --------------   -------------------   ----------------
ACA Capital Holdings, Inc. Series B
   Convertible Pfd.                      $ 62.29            9/30/2004         $  8,333,333
AP Alternative Assets LP                   18.05            6/08/2006           20,000,000
Catalyst Paper Corp.^^                      2.73           10/23/2006           36,007,695
Helicon RE Holdings, Ltd.                 112.51       1/4/2006 & 1/6/2006       6,500,000
Insilco Technologies Bank Debt              1.35            9/18/2002                   --^

^     Acquisition Cost has been adjusted for return of capital.

^^    Restricted

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)   Cost has been reduced to $0 due to distributions received.

(e)   Collateralized by Sears Holding Corp. common stock.

(f) Repurchase agreements collateralized by U.S. Treasury Strips, par value $217,024,000, due 8/15/21-8/15/23, value $100,651,441.

(g)   Security subject to restrictions on resale.

#     Amount represents less than 0.01% of total net assets.

+     Annualized yield at date of purchase.

The aggregate cost for federal income tax purposes is $1,926,992,735.

The aggregate gross unrealized appreciation is $515,809,588.

The aggregate gross unrealized depreciation is ($29,045,923).

Country Concentration
                            % of
                         Net Assets
                         ----------
United States              85.13%
Canada                     11.59
Bermuda                     1.61
Guernsey                    0.75
United Kingdom              0.41
Panama                      0.32
Japan                       0.22
                          ------
Total                     100.03%
                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       27
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT OCTOBER 31, 2006

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2006 IS AS FOLLOWS:
(UNAUDITED)

                                   [BAR CHART]

                   SECTOR                                       % OF NET ASSETS
Oil & Gas                                                            12.35
Real Estate                                                           8.31
Forest Products & Paper                                               5.75
Holding Companies                                                     4.87
Electronics Components                                                4.41
Consumer Products                                                      4.3
Industrial Equipment                                                  3.48
Software                                                              3.44
Insurance & Reinsurance                                               2.76
Retail                                                                 2.4
Energy Services                                                       2.36
Life Insurance                                                        2.13
Semiconductor Equipment Manufacturers & Related                       1.93
Cable Television Equipment                                            1.88
Healthcare Services                                                   1.81
Banking                                                               1.73
Telecommunications Equipment                                           1.6
Other                                                                 8.61
Cash & Equivalents (Net)                                             25.88

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       28
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (cost of $1,696,430,938)                 $2,166,291,098
   Affiliated issuers (cost of $226,203,310)                        247,465,302
                                                                 --------------
      Total investments (cost of $1,922,634,248)                  2,413,756,400
Receivable for securities sold                                        4,099,676
Receivable for fund shares sold                                         943,763
Dividends and interest receivable                                       900,320
Other assets                                                             35,973
                                                                 --------------
      Total assets                                                2,419,736,132
                                                                 --------------
LIABILITIES:
Payable for fund shares redeemed                                      3,824,665
Written options, at value (premiums received $2,514,738)              3,520,800
Payable to investment adviser                                         1,825,773
Accounts payable and accrued expenses                                   433,337
Payable for securities purchased                                        268,746
Payable for other shareholder servicing fees (Note 3)                   233,004
Payable to Trustees                                                       5,719
Commitments (Note 6)                                                         --
                                                                 --------------
      Total liabilities                                              10,112,044
                                                                 --------------
      Net assets                                                 $2,409,624,088
                                                                 ==============

SUMMARY OF NET ASSETS:

Capital stock, unlimited shares authorized, $0.001 par value,
   90,805,077 shares outstanding                                 $1,809,352,206
Accumulated undistributed net investment income                      21,853,203
Accumulated undistributed net realized gains from
   investments and foreign currency transactions                     88,300,749
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities           490,117,930
                                                                 --------------
      Net assets applicable to capital shares outstanding        $2,409,624,088
                                                                 ==============
Net asset value, offering and redemption price per share         $        26.54
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       29
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME:
   Interest                                                                        $  34,987,190
   Dividends - unaffiliated issuers (net of foreign withholding tax of $997,515)      25,784,068
   Dividends - affiliated issuers (Note 4)                                             1,927,067
   Securities lending income (Note 1)                                                    843,833
   Other income                                                                            4,439
                                                                                   -------------
      Total investment income                                                         63,546,597
                                                                                   -------------
EXPENSES:
   Investment advisory fees (Note 3)                                                  20,717,653
   Other shareholder servicing fees (Note 3)                                           2,276,923
   Transfer agent fees                                                                   627,500
   Reports to shareholders                                                               386,422
   Custodian fees                                                                        373,218
   Registration and filing fees                                                          188,474
   Accounting services                                                                   141,736
   Administration fees (Note 3)                                                          136,525
   Trustees' and officers' fees and expenses                                             114,567
   Auditing and tax consulting fees                                                       78,626
   Insurance expenses                                                                     19,235
   Legal fees                                                                              1,200
   Miscellaneous expenses                                                                  6,438
                                                                                   -------------
      Total operating expenses                                                        25,068,517
                                                                                   -------------
      Net investment income                                                           38,478,080
                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments - unaffiliated issuers                            88,998,021
   Net realized loss on foreign currency transactions                                    (34,051)
   Net change in unrealized appreciation on investments                              125,017,576
   Net change in unrealized depreciation on written options                           (1,349,640)
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                               1,840
                                                                                   -------------
      Net realized and unrealized gain (loss) on investments,
         written options and foreign currency transactions                           212,633,746
                                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 251,111,826
                                                                                   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       30
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                     ENDED             ENDED
                                                                               OCTOBER 31, 2006   OCTOBER 31, 2005
                                                                               ----------------   ----------------
OPERATIONS:
   Net investment income                                                       $    38,478,080    $    11,302,278
   Net realized gains on investments - unaffiliated issuers                         88,998,021         27,463,959
   Net realized loss on investments - affiliated issuers                                    --           (932,459)
   Net realized loss on foreign currency transactions                                  (34,051)            (5,817)
   Net change in unrealized appreciation on investments                            125,017,576        153,225,860
   Net change in unrealized appreciation (depreciation) on written  options         (1,349,640)           343,578
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                             1,840                 --
                                                                               ---------------    ---------------
   Net increase in net assets resulting from operations                            251,111,826        191,397,399
                                                                               ---------------    ---------------
DISTRIBUTIONS:
   Dividends to shareholders from net investment income                            (24,795,444)        (4,593,461)
   Distributions to shareholders from net realized gains                           (26,684,469)        (3,770,892)
                                                                               ---------------    ---------------
   Decrease in net assets from distributions                                       (51,479,913)        (8,364,353)
                                                                               ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                    701,999,810        950,587,414
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                                   48,852,018          8,019,912
   Redemption fees                                                                     758,307            683,104
   Cost of shares redeemed                                                        (415,133,712)      (225,752,748)
                                                                               ---------------    ---------------
   Net increase in net assets resulting from capital
      share transactions                                                           336,476,423        733,537,682
                                                                               ---------------    ---------------
   Net increase in net assets                                                      536,108,336        916,570,728
   Net assets at beginning of year                                               1,873,515,752        956,945,024
                                                                               ---------------    ---------------
   Net assets at end of year
      (including undistributed net investment income of
      $21,853,203 and $8,004,007, respectively)                                $ 2,409,624,088    $ 1,873,515,752
                                                                               ===============    ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       31
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                             YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------------
                                                            2006          2005          2004         2003       2002
                                                         -----------   -----------   ----------   ---------   ---------
Net asset value, beginning of period                     $     24.23   $     20.98   $    18.02   $   12.92   $   14.33
                                                         -----------   -----------   ----------   ---------   ---------
Income (loss) from investment operations:
   Net investment income                                        0.44          0.17         0.05        0.03        0.14
   Net gain (loss) on securities (both realized
      and unrealized)                                           2.50(1)       3.25(2)      3.02(2)     5.21(1)    (1.26)(2)
                                                         -----------   -----------   ----------   ---------   ---------
   Total from investment operations                             2.94          3.42         3.07        5.24       (1.12)
                                                         -----------   -----------   ----------   ---------   ---------
Less distributions:
   Dividends from net investment income                        (0.30)        (0.09)       (0.03)      (0.14)      (0.12)
   Distributions from realized gains                           (0.33)        (0.08)       (0.08)         --       (0.17)
                                                         -----------   -----------   ----------   ---------   ---------
   Total distributions                                         (0.63)        (0.17)       (0.11)      (0.14)      (0.29)
                                                         -----------   -----------   ----------   ---------   ---------
Net asset value, end of period                           $     26.54   $     24.23   $    20.98   $   18.02   $   12.92
                                                         ===========   ===========   ==========   =========   =========
Total return                                                   12.33%        16.36%       17.11%      40.88%      (8.12%)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)              $ 2,409,624   $ 1,873,516   $  956,945   $ 541,832   $ 369,346
   Ratio of expenses to average net assets                      1.09%         1.13%        1.14%       1.17%       1.17%
   Ratio of net investment income to
      average net assets                                        1.67%         0.80%        0.28%       0.21%       1.03%
   Portfolio turnover rate                                        15%           11%          10%         22%         19%

(1)   Includes redemption fees of less than $0.01 per share.

(2)   Includes redemption fees of $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       32
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2006
                                   (UNAUDITED)

At October 31, 2006, the audited net asset value attributable to each of the 86,401,434 common shares outstanding of the Third Avenue Real Estate Value Fund ("TAREX," or the "Fund") was $36.34 per share. This compares with an audited net asset value at October 31, 2005 of $27.94 per share, adjusted for a subsequent distribution to shareholders.

                                                                   AVERAGE ANNUAL RETURNS FOR THE PERIODS
                                                                           ENDED OCTOBER 31, 2006
                                                                   --------------------------------------
                                                  ONE YEAR ENDED    THREE       FIVE      SINCE INCEPTION
                                                     10/31/06        YEAR       YEAR         (9/17/98)
                                                  --------------   --------   --------   ----------------
Third Avenue Real Estate Value Fund                   29.78%        25.40%     22.80%         20.49%
Morgan Stanley REIT Index                             37.77%        28.03%     24.57%         18.51%
Bloomberg Real Estate Operating Companies Index        7.17%        26.11%     23.41%         17.66%
DJ Wilshire Real Estate Securities Index              39.03%        29.92%     25.72%         19.50%

The Third Avenue Real Estate Value Fund (the "Fund") seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. The Fund is managed for the long term and does not seek to maximize short-term performance. The Fund somewhat underperformed the indices above over the last year. Due to the nature of the Fund's long-term deep value investment philosophy that focuses on capital appreciation and not income, there are few widely recognized real estate benchmarks against which to compare performance. This limited availability of benchmarks forces us to compare the Fund's performance to indices that have significantly different investment characteristics than the Fund. Both the Morgan Stanley REIT Index and the DJ Wilshire Real Estate Securities Index are comprised almost entirely of Real Estate Investment Trust ("REIT") stocks. As the Fund is not managed to create income and thus has a strong emphasis on real estate operating companies ("REOCs"), neither of these indices provides a particularly useful comparison to the Fund. We believe that the Fund's performance should be judged over the long term and in absolute terms, rather than against any of these indices, none of which are strictly comparable to the Fund. Based on such criteria, we remain happy with Fund performance over the long term.

During the twelve-month period ended October 31, 2006, the Fund returned 29.78%. Interest rates have remained relatively low in a historical sense. The share prices of homebuilding companies, in general, have suffered during the latter portion of the year, due primarily to the short-term uncertainty surrounding U.S. residential construction. However, the Fund's limited exposure to homebuilders has helped enable satisfactory absolute performance. Significant investments in the common stocks of Forest City Enterprises, ProLogis, and Brookfield Asset Management were among the greatest contributors to the Fund's absolute performance. The Fund also benefited from announced and/or completed resource conversions (e.g., mergers and acquisitions) involving holdings including Bedford Property Trust, Inc., Criimi Mae, Inc., Fairmont Hotels and Resorts, Inc., and Trammell Crow Company. Also during the year, the Fund continued to make significant new investments in real estate companies outside of the United States. Some of these companies were significant contributors to performance, including British Land Co. PLC, Unite Group PLC, Liberty International PLC, and Derwent Valley Holdings PLC, which are all U.K.-based REOCs.

--------------------------------------------------------------------------------
                                       33
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

The most significant detractor to Fund performance during the year was The St. Joe Company ("St. Joe"), which is also one of the Fund's largest holdings. St. Joe is a diversified real estate operating company that is the largest private landowner in Florida. During the year, slowing growth in its markets impacted St. Joe. The near-term outlook for these markets, as well as for the U.S. housing market in general, is uncertain, and this outlook appears to have influenced the performance of St. Joe common stock during the year. Fund management continues to focus on the long-term fundamentals of St. Joe and all of the Fund's investments.

The Fund had cash balances averaging 11% of the portfolio during the year. Cash balances earned an average yield of 4.7%, compared with much higher returns for the real estate indices. This lower yield on cash balances also detracted from Fund performance.

The fund reopened to new investors on July 1, 2006, after being closed for one year. During the period the Fund was closed, cash balances were substantially reduced as the result of new investments (primarily in securities outside of the United States) and net redemptions.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2006, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund's investments in small and medium capitalizations stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund's prospectus.

Third Avenue Real Estate Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/21/06

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

--------------------------------------------------------------------------------
                                       34
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The Bloomberg Real Estate Operating Companies Index is a capitalization-weighted index of Real Estate Operating Companies having a market capitalization of $15 million or greater. The DJ Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs) and is capitalization weighted. The Morgan Stanley REIT Index, Bloomberg Real Estate Operating Companies Index and DJ Wilshire Real Estate Securities Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

--------------------------------------------------------------------------------
                                       35
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND, THE MORGAN STANLEY REIT INDEX, THE BLOOMBERG REAL ESTATE
    OPERATING COMPANY INDEX AND THE DJ WILSHIRE REAL ESTATE SECURITIES INDEX
          FROM INCEPTION OF THE FUND (9/17/98) THROUGH OCTOBER 31, 2006

                           Average Annual Total Return

                                                  Since Inception
                  1 Year    3 Years    5 Years       (9/17/98)
                  29.78%     25.40%     22.80%        20.49%

                                  [LINE GRAPH]

                                                    Bloomberg Real Estate       DJ Wilshire Real
              TAREX*   Morgan Stanley REIT Index*   Operating Co. Index*    Estate Securities Index*
 9/17/1998     10000               10000                     10000                      10000
10/31/1998     10280               10534                   10471.4                      10567
10/31/1999   11190.8             9874.57                   10428.4                    10060.5
10/31/2000   14157.5             11671.7                   11990.9                    12280.8
10/31/2001   16268.4             13219.4                   13087.8                      13538
10/31/2002   17434.8             14103.8                     12892                    14300.2
10/31/2003   23040.1             18890.6                   18678.3                    19389.7
10/31/2004     29830             24459.6                   26336.9                    25466.4
10/31/2005   35008.5             28774.2                   34975.4                    30582.6
10/31/2006   45434.1             39642.3                   37483.1                      42519

*     All returns include reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                                       36
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2006

                                       PRINCIPAL                                                                       VALUE
                                 AMOUNT(+)/UNITS   ISSUES                                                             (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.83%
Real Estate Operating                  6,491,201   FNC Realty Corp., 7.000% PIK, due 07/27/08 (b)                 $     6,491,201
Companies - 0.70%                        400,000   Forest City Enterprises, Inc., $25 par, 7.375%, due 02/01/34        10,236,000
(Canadian Dollars)                     6,666,600   Sterling Centrecorp Inc., 8.500%, due 12/31/09 (b) (Canada)          5,391,697
                                                                                                                  ---------------
                                                                                                                       22,118,898
                                                                                                                  ---------------

Retail - 0.13%                         4,000,000   Pathmark Stores, Inc., 8.750%, due 02/01/12                          3,920,000
                                                                                                                  ---------------

                                                   TOTAL CORPORATE DEBT INSTRUMENTS
                                                   (Cost $25,015,359)                                                  26,038,898
                                                                                                                  ---------------

                                          SHARES
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.31%
Real Estate Investment                   125,000   RAIT Investment Trust, 7.750% Series A                               3,112,500
Trusts - 0.31%                           250,000   RAIT Investment Trust, 8.375% Series B                               6,562,500
                                                                                                                  ---------------
                                                                                                                        9,675,000
                                                                                                                  ---------------

                                                   TOTAL PREFERRED STOCKS
                                                   (Cost $9,375,000)                                                    9,675,000
                                                                                                                  ---------------
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 91.00%
Diversified Financial                    774,000   Guoco Group, Ltd. (Hong Kong) (1)                                    9,350,062
Services - 0.30%                                                                                                  ---------------

Homebuilders - 1.15%                     434,690   Avatar Holdings, Inc. (a) (c)                                       28,259,197
                                         239,783   Brookfield Homes Corp.                                               7,780,958
                                                                                                                  ---------------
                                                                                                                       36,040,155
                                                                                                                  ---------------

Hotels - 1.28%                         1,038,383   Vail Resorts, Inc. (a)                                              40,133,503
                                                                                                                  ---------------

Natural Resources - 0.14%                 85,200   Deltic Timber Corp.                                                  4,337,532
                                                                                                                  ---------------

Real Estate Investment                 2,293,800   Acadia Realty Trust (c)                                             58,606,590
Trusts - 26.48%                        3,935,998   American Financial Realty Trust                                     45,933,096
                                         642,148   American Land Lease, Inc. (c)                                       16,631,633
                                       1,190,100   Anthracite Capital, Inc.                                            17,042,232

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       37
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                          SHARES   ISSUES                                                             (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate                            1,348,100   Associated Estates Realty Corp. (c)                            $    22,176,245
Investment Trusts                      1,640,450   Capital Lease Funding, Inc.                                         19,324,501
(continued)                            1,000,000   Columbia Equity Trust, Inc. (c)                                     17,160,000
                                       1,000,000   Crystal River Capital, Inc. (d)                                     22,030,000
                                         100,000   Crystal River Capital, Inc.                                          2,203,000
                                         563,400   First Potomac Realty Trust                                          17,431,596
                                       2,251,800   JER Investors Trust, Inc. (c)                                       40,442,328
                                         938,200   One Liberty Properties, Inc. (c)                                    22,413,598
                                       4,341,792   ProLogis                                                           274,705,180
                                       1,150,400   PS Business Parks, Inc. (c)                                         75,753,840
                                       1,026,100   RAIT Investment Trust                                               30,844,566
                                       1,248,200   Vornado Realty Trust                                               148,847,850
                                                                                                                  ---------------
                                                                                                                      831,546,255
                                                                                                                  ---------------

Real Estate                           49,926,000   Midland Realty Holdings, Ltd. (c) (Hong Kong) (1)                   24,779,401
Management/Brokerage - 3.24%           1,579,950   Trammell Crow Co. (a)                                               77,022,562
                                                                                                                  ---------------
                                                                                                                      101,801,963
                                                                                                                  ---------------

Real Estate Operating                      5,000   Atlantic American Realty Capital Advisors, Inc. (a) (b)                     --
Companies - 56.89%                     4,051,653   British Land Co. PLC (United Kingdom)                              115,545,109
                                       5,496,084   Brookfield Asset Management, Inc., Class A (Canada)                244,795,581
                                       2,143,900   Brookfield Properties Corp. (Canada)                                81,232,371
                                       6,676,000   Chinese Estates Holdings, Ltd. (Hong Kong) (1)                       8,008,934
                                         510,000   Consolidated-Tomoka Land Co. (c)                                    32,997,000
                                       1,856,219   Derwent Valley Holdings PLC (United Kingdom)                        70,250,434
                                       1,070,300   First Capital Realty, Inc. (Canada)                                 24,399,733
                                       4,028,393   FNC Realty Corp. (a) (b)                                             3,021,295
                                       6,012,900   Forest City Enterprises, Inc., Class A (c)                         330,108,210
                                       1,017,031   Forest City Enterprises, Inc., Class A (c) (d)                      55,835,002
                                      21,631,000   Hang Lung Properties, Ltd. (Hong Kong)                              47,171,445
                                      15,640,000   Henderson Land Development Co., Ltd. (Hong Kong)                    86,071,080
                                       6,558,000   Hongkong Land Holdings, Ltd. (Hong Kong) (1)                        24,658,080
                                       7,380,400   Killam Properties, Inc. (a) (c) (Canada)                            16,956,616

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       38
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                          SHARES   ISSUES                                                             (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate                            3,283,066   Liberty International PLC (United Kingdom)                     $    84,169,939
Operating Companies                    4,042,175   Quintain Estates & Development PLC (United Kingdom)                 58,061,495
(continued)                            5,070,861   St. Joe Co. (The) (c)                                              272,710,905
                                         108,000   Sterling Centrecorp, Inc. (a) (Canada)                                 105,793
                                         108,000   Sterling Centrecorp, Inc. Warrants, expires 3/09 (a) (b)
                                                   (Canada)                                                                15,677
                                      13,220,000   Tai Cheung Holdings, Ltd. (Hong Kong) (1)                            6,527,388
                                         446,093   Tejon Ranch Co. (a)                                                 21,635,510
                                       2,000,000   Thomas Properties Group, Inc. (c)                                   27,060,000
                                       7,757,487   Unite Group PLC (c) (United Kingdom)                                73,582,405
                                      17,807,800   Wharf (Holdings), Ltd. (The) (Hong Kong)                            60,449,252
                                      20,498,500   Wheelock & Co., Ltd. (Hong Kong)                                    37,110,898
                                       4,240,000   Wheelock Properties, Ltd. (Hong Kong)                                3,816,283
                                                                                                                  ---------------
                                                                                                                    1,786,296,435
                                                                                                                  ---------------
Retail - 1.52%                           272,951   Sears Holding Corp. (a)                                             47,621,761
                                                                                                                  ---------------
                                                   TOTAL COMMON STOCKS AND WARRANTS
                                                   (Cost $1,760,322,581)                                            2,857,127,666
                                                                                                                  ---------------

                                       CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.00%#
Retail - 0.00%#                            2,443   Sears Holding Corp., Put Strike $120, expires 01/20/07                  75,733
                                                                                                                  ---------------
                                                   TOTAL PURCHASED OPTIONS
                                                   (Cost $4,166,382)                                                       75,733
                                                                                                                  ---------------

                                       PRINCIPAL
                                      AMOUNT ($)
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.62%
Repurchase Agreement - 4.45%         139,784,409   Bear Stearns, 5.27%, dated 10/31/06, due 11/01/06 (f)              139,784,409
                                                                                                                  ---------------
U.S. Government                       50,000,000   U.S. Treasury Bill, 5.01%++, due 11/24/06                           49,838,843
Obligations - 3.17%                   50,000,000   U.S. Treasury Bill, 5.14%++, due 12/14/06 (g)                       49,707,182
                                                                                                                  ---------------
                                                                                                                       99,546,025
                                                                                                                  ---------------
                                                   TOTAL SHORT TERM INVESTMENTS
                                                   (Cost $239,330,434)                                                239,330,434
                                                                                                                  ---------------
                                                   TOTAL INVESTMENT PORTFOLIO - 99.76%
                                                   (Cost $2,038,209,756)                                            3,132,247,731
                                                                                                                  ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       39
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                       CONTRACTS   ISSUES                                                            (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.19%)
Retail - (0.19%)                           2,443   Sears Holding Corp., Call Strike $155, expires 01/20/07 (e)    $    (5,863,200)
                                                                                                                  ---------------

                                                   TOTAL WRITTEN OPTIONS
                                                   (Premiums received $4,187,812)                                      (5,863,200)
                                                                                                                  ---------------
                                                   OTHER ASSETS LESS LIABILITIES - 0.43%                               13,399,754
                                                                                                                  ---------------
                                                   NET ASSETS - 100.00%                                           $ 3,139,784,285
                                                                                                                  ===============
                                                   (Applicable to 86,401,434 shares outstanding)

Notes:

PIK: Payment-in kind.

(a)   Non-income producing securities.

(b)   Fair-valued securities:

                                                                Carrying Value
                             Security                              Per Unit         Acquisition Date      Acquisition Cost
                             --------                           --------------   ----------------------   ----------------
     Atlantic American Realty Capital Advisors, Inc.               $    --             10/22/2004           $   500,000
     FNC Realty Corp.                                                 0.75       5/22/2002 to 7/27/2005       4,003,247
     FNC Realty Corp., 7.000%, due 07/27/08 Convertible Notes       100.00              7/27/2005             6,491,201
     Sterling Centrecorp, Inc., 8.500% due 12/31/09                  80.88       5/11/2004 & 12/16/2004       4,610,226
     Sterling Centrecorp, Inc. Warrants, expires 3/09                 0.15              3/26/2004                    --

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)   Collateralized by Sears Holding Corp. common stock.

(f)   Repurchase agreements collateralized by:

            U.S. Treasury Bill, par value $3,965,000, due 1/11/07, value $3,926,460.

            U.S. Treasury Note, par value $129,425,000, due 7/15/13, value $139,833,114.

(g)   Security is segregated for future fund commitments.

#     Amount represents less than 0.01% of total net assets.

+     Denominated in U.S. Dollars unless otherwise noted.

++    Annualized yield at date of purchase.

(1)   Incorporated in Bermuda.

The aggregate cost for federal income tax purposes is $2,093,091,582.

The aggregate gross unrealized appreciation is $1,059,696,552.

The aggregate gross unrealized depreciation is ($20,540,403).

Country Concentration

                    % of
                 Net Assets
                 ----------
United States      65.10%
United Kingdom     12.79
Canada             11.87
Hong Kong           9.81
                 -------
Total              99.57%
                 =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       40
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2006 IS AS FOLLOWS:
(UNAUDITED)

                                   [BAR CHART]
              SECTOR                                             % OF NET ASSETS
Real Estate Operating Companies                                       57.59
Real Estate Investment Trusts                                         26.79
Real Estate Management/Brokerage                                       3.24
Retail                                                                 1.46
Hotels                                                                 1.28
Homebuilders                                                           1.15
Diversified Financial Services                                          0.3
Natural Resources                                                      0.14
Cash & Equivalents (Net)                                               8.05

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       41
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (cost of $1,327,630,553)                                                  $ 2,016,774,761
   Affiliated issuers (cost of $710,579,203)                                                        1,115,472,970
                                                                                                  ---------------
      Total investments (cost of $2,038,209,756)                                                    3,132,247,731
Receivable for securities sold                                                                         11,846,893
Receivable for fund shares sold                                                                         5,314,197
Dividends and interest receivable                                                                       3,381,281
Other receivable                                                                                        1,034,632
Other assets                                                                                               53,247
                                                                                                  ---------------
      Total assets                                                                                  3,153,877,981
                                                                                                  ---------------
LIABILITIES:
Written options, at value (premiums received $4,187,812)                                                5,863,200
Payable for fund shares redeemed                                                                        4,328,442
Payable to investment adviser                                                                           2,349,240
Payable for securities purchased                                                                          617,487
Accounts payable and accrued expenses                                                                     597,347
Payable for other shareholder servicing fees (Note 3)                                                     330,755
Payable to Trustees                                                                                         7,225
Commitments (Note 6)                                                                                           --
                                                                                                  ---------------
      Total liabilities                                                                                14,093,696
                                                                                                  ---------------
      Net assets                                                                                  $ 3,139,784,285
                                                                                                  ===============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
   86,401,434 shares outstanding                                                                  $ 1,814,074,027
Accumulated undistributed net investment income                                                         4,442,770
Accumulated undistributed net realized gains from
   investments and foreign currency transactions                                                      228,897,480
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities                                           1,092,370,008
                                                                                                  ---------------
      Net assets applicable to capital shares outstanding                                         $ 3,139,784,285
                                                                                                  ===============
Net asset value, offering and redemption price per share                                          $         36.34
                                                                                                  ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       42
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME:
   Interest                                                                                         $ 15,424,733
   Dividends - unaffiliated issuers (net of foreign withholding tax of $1,611,099)                    24,883,332
   Dividends - affiliated issuers (Note 4)                                                            16,843,631
   Other income                                                                                            4,305
                                                                                                    ------------
      Total investment income                                                                         57,156,001
                                                                                                    ------------
EXPENSES:
   Investment advisory fees (Note 3)                                                                  26,920,787
   Other shareholder servicing fees (Note 3)                                                           3,231,188
   Transfer agent fees                                                                                 1,157,392
   Custodian fees                                                                                        610,635
   Reports to shareholders                                                                               511,864
   Administration fees (Note 3)                                                                          176,243
   Accounting fees                                                                                       163,948
   Trustees' and officers' fees and expenses                                                             133,276
   Legal fees                                                                                            101,787
   Auditing and tax consulting fees                                                                       87,377
   Registration and filing fees                                                                           70,253
   Insurance expenses                                                                                     30,146
   Miscellaneous expenses                                                                                  3,159
                                                                                                    ------------
      Total operating expenses                                                                        33,198,055
                                                                                                    ------------
      Net investment income                                                                           23,957,946
                                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments - unaffiliated issuers                                           203,598,721
   Net realized gain on investments - affiliated issuers                                              29,850,357
   Net realized gain on foreign currency transactions                                                     63,357
   Net change in unrealized appreciation on investments                                              519,758,298
   Net change in unrealized depreciation on written options                                           (2,247,560)
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                                               2,620
                                                                                                    ------------
      Net realized and unrealized gain (loss) on investments,
         written options and foreign currency transactions                                           751,025,793
                                                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $774,983,739
                                                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       43
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED              ENDED
                                                                             OCTOBER 31, 2006   OCTOBER 31, 2005
                                                                             ----------------   ----------------
OPERATIONS:
   Net investment income                                                     $     23,957,946   $     28,497,596
   Net realized gain (loss) on investments - unaffiliated issuers                 203,598,721         (8,833,291)
   Net realized gain on investments - affiliated issuers                           29,850,357        109,313,060
   Net realized gain (loss) on foreign currency transactions                           63,357           (183,545)
   Net change in unrealized appreciation on investments                           519,758,298        225,762,412
   Net change in unrealized appreciation (depreciation) on written options         (2,247,560)           572,172
   Net change in unrealized appreciation (depreciation) on translation
      of other assets and liabilities denominated in foreign currency                   2,620               (391)
                                                                             ----------------   ----------------
   Net increase in net assets resulting from operations                           774,983,739        355,128,013
                                                                             ----------------   ----------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                           (42,842,566)       (13,294,170)
   Distributions to shareholders from net realized gains                          (99,226,293)       (19,008,238)
                                                                             ----------------   ----------------
   Decrease in net assets from distributions                                     (142,068,859)       (32,302,408)
                                                                             ----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                   489,149,784      1,319,818,604
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                                 135,438,214         30,790,893
   Redemption fees                                                                    946,937          1,579,792
   Cost of shares redeemed                                                       (992,434,879)      (494,539,350)
                                                                             ----------------   ----------------
   Net increase (decrease) in net assets resulting from capital
      share transactions                                                         (366,899,944)       857,649,939
                                                                             ----------------   ----------------
   Net increase in net assets                                                     266,014,936      1,180,475,544
   Net assets at beginning of year                                              2,873,769,349      1,693,293,805
                                                                             ----------------   ----------------
   Net assets at end of year
      (including undistributed net investment income
      of $4,442,770 and $16,952,989, respectively)                           $  3,139,784,285   $  2,873,769,349
                                                                             ================   ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       44
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                        YEARS ENDED OCTOBER 31,
                                                 -------------------------------------------------------------------
                                                     2006          2005            2004         2003         2002
                                                 -----------    -----------    -----------    ---------    ---------
Net asset value, beginning of period             $     29.41    $     25.47    $     20.17    $   15.73    $   15.04
                                                 -----------    -----------    -----------    ---------    ---------
Income from investment operations:
    Net investment income                               0.32           0.33           0.06         0.46         0.06
    Net gain on securities (both realized
      and unrealized)                                   8.08(1)        4.05(2)        5.77(2)      4.46(2)      1.02(3)
                                                 -----------    -----------    -----------    ---------    ---------
   Total from investment operations                     8.40           4.38           5.83         4.92         1.08
                                                 -----------    -----------    -----------    ---------    ---------
Less distributions:
    Dividends from net investment income               (0.44)         (0.18)         (0.45)       (0.18)       (0.19)
    Distributions from realized gains                  (1.03)         (0.26)         (0.08)       (0.30)       (0.20)
                                                 -----------    -----------    -----------    ---------    ---------
    Total distributions                                (1.47)         (0.44)         (0.53)       (0.48)       (0.39)
                                                 -----------    -----------    -----------    ---------    ---------
Net asset value, end of period                   $     36.34    $     29.41    $     25.47    $   20.17    $   15.73
                                                 ===========    ===========    ===========    =========    =========
Total return                                           29.78%         17.36%         29.47%       32.15%        7.17%
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)     $ 3,139,784    $ 2,873,769    $ 1,693,294    $ 646,979    $ 331,997
    Ratio of expenses to average net assets
      Before expense reimbursement / recovery           1.11%          1.14%          1.15%        1.19%        1.22%
      After expense reimbursement / recovery             N/A            N/A            N/A          N/A         1.41%
    Ratio of net investment income to
      average net assets
      Before expense reimbursement / recovery           0.80%          1.15%          0.47%        3.27%        0.92%
      After expense reimbursement / recovery             N/A            N/A            N/A          N/A         0.73%
    Portfolio turnover rate                               10%            13%             8%          11%          21%

(1)   Includes redemption fees of $0.01 per share.

(2)   Includes redemption fees of $0.02 per share.

(3)   Includes redemption fees of $0.03 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       45
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2006
                                   (UNAUDITED)

At October 31, 2006, the audited net asset value attributable to each of the 99,168,233 common shares outstanding of the Third Avenue International Value Fund ("TAVIX," or the "Fund") was $23.77 per share. This compares with an audited net asset value at October 31, 2005 of $19.84 per share, adjusted for a subsequent distribution to shareholders.

                                                                      AVERAGE ANNUAL RETURNS FOR THE PERIODS
                                                                                ENDED OCTOBER 31, 2006
                                                                      --------------------------------------
                                                     ONE YEAR ENDED       THREE            SINCE INCEPTION
                                                        10/31/06           YEAR               (12/31/01)
                                                     --------------     ----------         ---------------
Third Avenue International Value Fund                    19.63%           23.18%                21.31%
Morgan Stanley All Country World Free ex-USA Index       28.91%           22.98%                15.90%

The Third Avenue International Value Fund (the "Fund") seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. A comparative index is included above for illustrative purposes both for the most recent year and over longer periods. The Fund is managed for the long term and does not seek to maximize short-term performance. During the twelve-month period ended October 31, 2006, the Fund returned 19.63%. The Fund under-performed relative to the Morgan Stanley All Country World Free ex-USA Index over the same time frame, although longer-term performance for the Fund is significantly better than this index over comparable periods. We believe that the Fund's performance should be judged over the long term and in absolute terms, rather than against any of these indices, none of which are strictly comparable to the Fund. Based on such criteria, we remain happy with Fund performance over the long term.

Although the Fund does not attempt to predict macro changes in the markets or the world economy, macro-economic conditions affect short-term performance. For the second year in a row, Subsea 7, Inc. and Aker Kvaerner ASA, both of which are involved in the oil services sector in the North Sea and in other areas, were two of the largest contributors to performance, as energy prices remained relatively high on a historical basis. The Fund's largest positive contributor to performance was Zinifex, Ltd. Zinifex, as one of the world's leading zinc mining companies, continued to benefit from increasing zinc prices. Resource conversion activity (e.g., mergers and acquisitions) was a positive contributor to Fund performance during the year, involving Fund holdings (which were eliminated as a result) such as Skandia Forsakrings AB, Overseas Union Enterprise, Ltd., and Del Monte Pacific, Ltd. Two of the largest detractors to performance during the year were New Zealand-based companies: Toll NZ, Ltd., and Telecom Corporation of New Zealand, Ltd. ("Telecom"). Telecom, the incumbent telecom company in New Zealand, was negatively affected during the year by the possibility of changes in the regulatory environment, which would encourage the entrance of new competition. Other holdings that negatively affected performance included Chudenko Corporation, ABB Grain, Ltd., Canfor Corporation and Catalyst Paper Corporation.

--------------------------------------------------------------------------------
                                       46
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

The Fund remains closed to new investors. However additional cash inflows came from resource conversion activity (e.g., mergers and acquisitions) and subscriptions from existing investors. Therefore the cash position remained rather large and can exert a drag on performance during the year. During the year, the Fund made investments primarily in companies based in Asia, Europe and Canada. The Fund also holds investments in Oceania (Australia and New Zealand) and South America.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2006, AND ARE SUBJECT TO CHANGE.

The Fund's performance may be influenced by a foreign country's political, social and economic situation. Other risks include currency fluctuations, political uncertainty, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund's prospectus.

Third Avenue International Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/21/06.

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The Morgan Stanley All Country World Free ex-USA Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. This index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

--------------------------------------------------------------------------------
                                       47
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE INTERNATIONAL VALUE FUND AND MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY
      WORLD FREE EX USA INDEX FROM INCEPTION OF THE FUND (12/31/01) THROUGH
                                OCTOBER 31, 2006

                           Average Annual Total Return

                                             Since Inception
                      1 Year     3 Years        (12/31/01)
                      19.63%      23.18%          21.31%

                                  [LINE GRAPH]

                                Morgan Stanley Capital International
                    TAVIX*      All Country World Free Ex USA Index*
12/31/2001           10000                   10000
10/31/2002            9730                    8413
10/31/2003         13606.4                 10970.5
10/31/2004         17681.6                 13128.5
10/31/2005         21260.3                   15829
10/31/2006         25433.7                 20405.1

*     Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                                       48
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                              SHARES   ISSUES                                                         (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.51%
Advertising - 1.25%                        1,001,500   Asatsu-DK, Inc. (Japan)                                    $    29,371,510
                                                                                                                  ---------------

Agriculture - 5.96%                        6,096,663   ABB Grain, Ltd. (Australia)                                     28,703,271
                                             300,400   Agrium, Inc. (Canada)                                            8,417,208
                                             226,952   Cresud SA, ADR (Argentina)                                       3,322,577
                                          10,559,300   Saskatchewan Wheat Pool (a) (c) (Canada)                        67,608,858
                                             444,406   United International Enterprises, Ltd. (c) (Denmark) (1)        32,340,913
                                                                                                                  ---------------
                                                                                                                      140,392,827
                                                                                                                  ---------------

Building & Construction                      147,342   Imerys SA (France)                                              12,731,239
Products/Services - 3.15%                 13,696,300   Nippon Sheet Glass Co., Ltd. (Japan)                            61,481,403
                                                                                                                  ---------------
                                                                                                                       74,212,642
                                                                                                                  ---------------

Computer Software - 0.41%                    599,800   Fujitsu Business Systems, Ltd. (Japan)                           9,595,364
                                                                                                                  ---------------

Corporate Services - 0.30%                22,522,784   Boardroom, Ltd. (c) (Singapore)                                  7,089,006
                                                                                                                  ---------------

Diversified Operations - 3.79%               729,730   Antarchile S.A. (Chile)                                         10,146,127
                                             211,824   HAL Trust (Netherlands) (2)                                     16,356,335
                                           6,648,200   Hutchison Whampoa, Ltd. (Hong Kong)                             58,983,413
                                             175,000   Investor AB, Class A (Sweden)                                    3,888,943
                                                                                                                  ---------------
                                                                                                                       89,374,818
                                                                                                                  ---------------

Electronics - 5.09%                        1,332,300   Futaba Corp. (Japan)                                            34,972,092
                                           2,615,800   Nichicon Corp. (Japan)                                          33,682,996
                                          16,216,000   WBL Corp., Ltd. (c) (Singapore)                                 51,456,218
                                                                                                                  ---------------
                                                                                                                      120,111,306
                                                                                                                  ---------------

Energy/Coal - 0.45%                        1,102,700   Westshore Terminals Income Fund (Canada)                        10,693,622
                                                                                                                  ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       49
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                              SHARES   ISSUES                                                         (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Energy/Services - 2.13%                      943,200   Farstad Shipping A/S (Norway)                              $    19,623,397
                                             180,356   Compagnie Generale de Geophyisque SA (a) (France)               30,500,147
                                                                                                                  ---------------
                                                                                                                       50,123,544
                                                                                                                  ---------------

Engineering/Construction - 5.59%             574,800   Aker Kvaerner ASA (Norway)                                      59,793,937
                                           1,789,700   Chudenko Corp. (Japan)                                          26,702,805
                                           1,986,600   Subsea 7, Inc. (a) (Norway)                                     36,013,080
                                           1,165,000   Tokyo Energy & Systems, Inc. (Japan)                             9,253,858
                                                                                                                  ---------------
                                                                                                                      131,763,680
                                                                                                                  ---------------

Food & Beverage - 0.81%                   48,728,000   Vitasoy International Holdings, Ltd. (Hong Kong)                19,172,412
                                                                                                                  ---------------

Forest Products & Paper - 8.47%            4,920,700   Canfor Corp. (a) (Canada)                                       51,838,355
                                             683,620   Canfor Pulp Income Fund (Canada)                                 7,731,399
                                          23,376,200   Catalyst Paper Corp. (a) (b) (c) (Canada)                       65,893,427
                                          16,704,045   Catalyst Paper Corp. (a) (b) (c) (e) (Canada)                   45,644,385
                                          44,893,185   Rubicon, Ltd. (a) (c) (New Zealand)                             28,568,158
                                                                                                                  ---------------
                                                                                                                      199,675,724
                                                                                                                  ---------------

Holding Companies - 5.21%                    150,452   Compagnie Nationale a Portefeuille (Belgium)                    55,014,611
                                           5,041,400   Guoco Group, Ltd. (Hong Kong) (2)                               60,901,035
                                              49,301   JZ Equity Partners PLC (United Kingdom)                            157,525
                                              71,000   Pargesa Holding S.A. (Switzerland)                               6,808,649
                                                                                                                  ---------------
                                                                                                                      122,881,820
                                                                                                                  ---------------

IT Services - 0.29%                          121,590   Cap Gemini S.A. (France)                                         6,905,789
                                                                                                                  ---------------

Insurance - 3.50%                            124,876   Blue Ocean Reinsurance, Ltd. (a) (b) (Bermuda)                  13,717,587
                                           9,731,415   BRIT Insurance Holdings PLC (United Kingdom)                    60,144,947
                                               4,291   E-L Financial Corp., Ltd. (Canada)                               2,201,003
                                              70,000   Millea Holdings, Inc. (Japan)                                    2,645,462

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       50
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                              SHARES   ISSUES                                                         (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance (continued)                        285,000   Sompo Japan Insurance, Inc. (Japan)                        $     3,791,715
                                                                                                                  ---------------
                                                                                                                       82,500,714
                                                                                                                  ---------------

Metals & Mining - 4.11%                    3,792,832   Dundee Precious Metals, Inc. (a) (c) (Canada)                   41,881,755
                                           4,675,864   Zinifex, Ltd. (Australia)                                       54,926,645
                                                                                                                  ---------------
                                                                                                                       96,808,400
                                                                                                                  ---------------

Other Financial - 2.62%                      892,100   Aiful Corp. (Japan)                                             30,815,989
                                             250,000   Banco Latinoamericano de Exportaciones, S.A. (Panama)            4,085,000
                                             351,700   Oslo Bors Holding ASA (c) (Norway)                              26,766,830
                                                                                                                  ---------------
                                                                                                                       61,667,819
                                                                                                                  ---------------

Real Estate - 5.25%                      103,667,023   BIL International, Ltd. (c) (Singapore) (2)                     99,218,823
                                          21,374,000   Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                 24,624,677
                                                                                                                  ---------------
                                                                                                                      123,843,500
                                                                                                                  ---------------

Securities Brokerage - 2.88%              97,017,800   Asia Plus Securities Public Co., Ltd. (Thailand)                10,789,305
                                           3,002,900   Capital Nomura Securities Public Co., Ltd. (Thailand)            3,253,568
                                          31,146,434   Capital Securities Corp. (Taiwan)                               11,892,062
                                          38,126,960   Hotung Investment Holdings, Ltd. (a) (Taiwan) (2)                4,956,505
                                             652,300   Ichiyoshi Securities Co., Ltd. (Japan)                           8,923,774
                                          82,857,200   KGI Securities Public Co., Ltd. (a) (Thailand)                   4,652,425
                                          27,791,000   President Securities Corp. (Taiwan)                             12,532,582
                                          12,860,000   UOB-Kay Hian Holdings, Ltd. (Singapore)                         10,986,511
                                                                                                                  ---------------
                                                                                                                       67,986,732
                                                                                                                  ---------------

Technology - Hardware - 0.96%             31,351,000   Gigabyte Technology Co., Ltd. (Taiwan)                          22,715,042
                                                                                                                  ---------------

Telecommunications - 5.71%                29,703,256   Netia S.A. (c) (Poland)                                         50,964,952
                                          26,765,591   Telecom Corp. of New Zealand, Ltd. (New Zealand)                83,728,233
                                                                                                                  ---------------
                                                                                                                      134,693,185
                                                                                                                  ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       51
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

                                                                                                                       VALUE
                                              SHARES   ISSUES                                                         (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Transportation - 5.58%                     1,616,900   Bergesen Worldwide Gas ASA (Norway)                        $    21,766,937
                                           8,894,950   Chuan Hup Holdings, Ltd. (Singapore)                             1,714,083
                                           1,938,700   Golar LNG, Ltd. (a) (Norway) (2)                                24,912,733
                                           4,423,000   Seino Holdings Co., Ltd. (Japan)                                48,180,086
                                          18,671,113   Toll NZ, Ltd. (a) (c) (New Zealand)                             35,019,218
                                                                                                                  ---------------
                                                                                                                      131,593,057
                                                                                                                  ---------------
                                                       TOTAL COMMON STOCKS
                                                       (Cost $1,381,475,224)                                        1,733,172,513
                                                                                                                  ---------------

                                           NOTIONAL
                                          AMOUNT ($)
----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.12%

Foreign Currency                         100,000,000   New Zealand Dollar, strike 0.64 NZD, expires 10/24/07            2,800,000
Put Options - 0.12%                                                                                               ---------------
                                                       TOTAL PURCHASED OPTIONS
                                                       (Cost $3,600,000)                                                2,800,000
                                                                                                                  ---------------

                                           PRINCIPAL
                                          AMOUNT (+)
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 26.10%
Foreign Government Obligations - 4.45%
   (Canadian Dollar)                      59,000,000   Canadian Treasury Bill, 4.11%++, due 11/30/06                   52,363,124
   (Singapore Dollar)                     82,000,000   Singapore Government Bond, 1.75%++, due 02/01/07                52,514,658
                                                                                                                  ---------------
                                                                                                                      104,877,782
                                                                                                                  ---------------
Repurchase Agreement - 0.36%               8,517,155   Bear Stearns, 5.27%, dated 10/31/06, due 11/01/06 (d)            8,517,155
                                                                                                                  ---------------

U.S. Government                          507,000,000   U.S. Treasury Bills, 4.93%-5.38%++, due 11/24/06-04/19/07      501,889,285
Obligations - 21.29%                                                                                              ---------------
                                                       TOTAL SHORT TERM INVESTMENTS
                                                       (Cost $614,414,767)                                            615,284,222
                                                                                                                  ---------------
                                                       TOTAL INVESTMENT PORTFOLIO - 99.73%
                                                       (Cost $1,999,489,991)                                        2,351,256,735
                                                                                                                  ---------------
                                                       OTHER ASSETS LESS
                                                       LIABILITIES - 0.27%                                              6,387,591
                                                                                                                  ---------------
                                                       NET ASSETS - 100.00%
                                                       (Applicable to 99,168,233
                                                       shares outstanding)                                        $ 2,357,644,326
                                                                                                                  ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       52
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

Notes:

ADR:  American Depository Receipt.

NZD:  New Zealand Dollar.

(a)   Non-income producing securities.

(b)   Fair-valued securities:

                               Carrying Value
          Security                Per Unit         Acquisition Date      Acquisition Cost
          --------             --------------   ----------------------   ----------------
Blue Ocean Reinsurance, Ltd.      $ 109.85      12/30/2005 to 2/9/2006      $12,500,000
Catalyst Paper Corp.                  2.82      1/03/2006 to 3/28/2006       64,485,595
Catalyst Paper Corp.^                 2.73            10/23/2006             49,676,262

^     Restricted.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Repurchase agreement collateralized by U.S. Treasury Strips, par value $15,940,000, due 5/15/09, value $8,765,087.

(e)   Security subject to restrictions on resale.

+     Denominated in U.S. dollars unless otherwise noted.

++    Annualized yield at date of purchase.

(1)   Incorporated in Bahamas.

(2)   Incorporated in Bermuda.

The aggregate cost for federal income tax purposes is $2,048,280,224.

The aggregate gross unrealized appreciation is $335,997,691.

The aggregate gross unrealized depreciation is ($33,021,180).

Country Concentration

                                     % of
                                  Net Assets
                                  ----------
United States #                     21.65%
Canada                              15.03
Japan                               12.70
Singapore                            9.46
Norway                               8.01
Hong Kong                            6.94
New Zealand                          6.37
Australia                            3.55
United Kingdom                       2.56
Belgium                              2.33
Taiwan                               2.21
Poland                               2.16
France                               2.13
Denmark                              1.37
Thailand                             0.79
Netherlands                          0.69
Bermuda                              0.58
Chile                                0.43
Switzerland                          0.29
Panama                               0.17
Sweden                               0.17
Argentina                            0.14
                                    -----
Total                               99.73%
                                    =====

#     Comprised of cash equivalents.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       53
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2006

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2006 IS AS FOLLOWS:
(UNAUDITED)

                                   [BAR CHART]

SECTOR                                                  % OF NET ASSETS
Forest Products & Paper                                       8.47
Agriculture                                                   5.96
Telecommunications                                            5.71
Engineering/Construction                                      5.59
Transportation                                                5.58
Real Estate                                                   5.25
Holding Company                                               5.21
Electronics                                                   5.09
Metals & Mining                                               4.11
Diversified Operations                                        3.79
Insurance                                                      3.5
Building & Construction Products/Services                     3.15
Securities Brokerage                                          2.88
Other Financial                                               2.62
Energy/Services                                               2.13
Advertising                                                   1.25
Other                                                         3.22
Cash & Equivalents (Net)                                     26.49

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       54
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (cost of $1,527,264,650)                                                  $   1,774,179,515
   Affiliated issuers (cost of $472,225,341)                                                            577,077,220
                                                                                                  -----------------
      Total investments (cost of $1,999,489,991)                                                      2,351,256,735
Foreign currency at value (cost of $5,172,239)                                                            5,171,544
Dividends and interest receivable                                                                         8,595,623
Receivable for fund shares sold                                                                           3,247,643
Receivable for fund securities sold                                                                       1,083,336
Other assets                                                                                                 32,194
                                                                                                  -----------------
      Total assets                                                                                    2,369,387,075
                                                                                                  -----------------

LIABILITIES:
Payable for securities purchased                                                                          5,359,289
Payable for fund shares redeemed                                                                          3,266,764
Payable to investment adviser                                                                             2,477,638
Accounts payable and accrued expenses                                                                       380,931
Payable for other shareholder servicing fees (Note 3)                                                       252,530
Payable to Trustees                                                                                           5,597
Commitments (Note 6)                                                                                             --
                                                                                                  -----------------
      Total liabilities                                                                                  11,742,749
                                                                                                  -----------------
      Net assets                                                                                  $   2,357,644,326
                                                                                                  =================

SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value, 99,168,233 shares outstanding       $   1,789,011,920
Accumulated undistributed net investment income                                                          46,755,252
Accumulated undistributed net realized gains from investments and foreign currency transactions         170,030,970
Net unrealized appreciation of investments and translation of foreign currency denominated
   assets and liabilities                                                                               351,846,184
                                                                                                  -----------------
      Net assets applicable to capital shares outstanding                                         $   2,357,644,326
                                                                                                  =================
Net asset value, offering and redemption price per share                                          $           23.77
                                                                                                  =================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       55
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME:
   Interest                                                                                       $      32,035,401
   Dividends - unaffiliated issuers (net of foreign withholding tax of $2,058,556)                       42,523,241
   Dividends - affiliated issuers (net of foreign withholding tax of $238,062) (Note 4)                  31,392,098
                                                                                                  -----------------
      Total investment income                                                                           105,950,740
                                                                                                  -----------------

EXPENSES:
   Investment advisory fees (Note 3)                                                                     28,176,007
   Other shareholder servicing fees (Note 3)                                                              2,178,483
   Custodian fees                                                                                           915,125
   Transfer agent fees                                                                                      550,644
   Reports to shareholders                                                                                  318,150
   Accounting fees                                                                                          166,054
   Administration fees (Note 3)                                                                             135,199
   Registration fees                                                                                        119,028
   Trustees' and officers' fees and expenses                                                                 96,844
   Auditing and tax consulting fees                                                                          71,948
   Insurance expense                                                                                         39,294
   Legal fees                                                                                                22,207
   Miscellaneous expenses                                                                                     4,338
                                                                                                  -----------------
      Total operating expenses                                                                           32,793,321
                                                                                                  -----------------
      Net investment income                                                                              73,157,419
                                                                                                  -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments - unaffiliated issuers                                              172,462,933
   Net realized gain on investments - affiliated issuers                                                  7,704,137
   Net realized gain on foreign currency transactions                                                       458,938
   Net change in unrealized appreciation on investments                                                 130,565,434
   Net change in unrealized appreciation on translation of other assets and liabilities
      denominated in foreign currency                                                                        95,988
                                                                                                  -----------------
      Net realized and unrealized gain (loss) on investments and foreign currency transactions          311,287,430
                                                                                                  -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $     384,444,849
                                                                                                  =================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       56
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR       FOR THE YEAR
                                                                                       ENDED              ENDED
                                                                                 OCTOBER 31, 2006   OCTOBER 31, 2005
                                                                                 ----------------   ----------------
OPERATIONS:
   Net investment income                                                         $     73,157,419   $     14,824,605
   Net realized gain on investments - unaffiliated issuers                            172,462,933         10,045,456
   Net realized gain (loss) on investments - affiliated issuers                         7,704,137            (67,979)
   Net realized gain (loss) on foreign currency transactions                              458,938            (96,671)
   Net change in unrealized appreciation on investments                               130,565,434        149,415,276
   Net change in unrealized appreciation (depreciation) on translation of
     other assets and liabilities denominated in foreign currency                          95,988            (22,262)
                                                                                 ----------------   ----------------
   Net increase in net assets resulting from operations                               384,444,849        174,098,425
                                                                                 ----------------   ----------------
DISTRIBUTIONS:
   Dividends to shareholders from net investment income                               (43,828,096)        (7,718,158)
   Distributions to shareholders from net realized gains                               (9,495,160)                --
                                                                                 ----------------   ----------------
   Decrease in net assets from distributions                                          (53,323,256)        (7,718,158)
                                                                                 ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                       400,071,663      1,447,524,618
   Net asset value of shares issued in reinvestment of dividends and
     distributions                                                                     48,449,070          7,143,225
   Redemption fees                                                                      1,691,983          1,253,134
   Cost of shares redeemed                                                           (358,649,442)      (124,702,347)
                                                                                 ----------------   ----------------
   Net increase in net assets resulting from capital share transactions                91,563,274      1,331,218,630
                                                                                 ----------------   ----------------
   Net increase in net assets                                                         422,684,867      1,497,598,897
   Net assets at beginning of year                                                  1,934,959,459        437,360,562
                                                                                 ----------------   ----------------
   Net assets at end of year
      (including undistributed net investment income of
      $46,755,252 and $6,837,060, respectively)                                  $  2,357,644,326   $  1,934,959,459
                                                                                 ================   ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       57
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                  YEARS ENDED OCTOBER 31,                      FOR THE
                                                  ----------------------------------------------------      PERIOD ENDED
                                                      2006            2005          2004        2003      OCTOBER 31, 2002*
                                                  -----------     -----------    ---------    --------    -----------------
Net asset value, beginning of period              $     20.40     $     17.17    $   13.49    $   9.73    $      10.00
                                                  -----------     -----------    ---------    --------    -----------------
Income (loss) from Investment Operations:
   Net investment income                                 0.86+           0.30         0.25        0.08            0.02
   Net gain (loss) on securities (both realized
     and unrealized)                                     3.07(1)         3.15(1)      3.73(1)     3.76(1)        (0.29(2)
                                                  -----------     -----------    ---------    --------    -----------------
   Total from investment operations                      3.93            3.45         3.98        3.84           (0.27)
                                                  -----------     -----------    ---------    --------    -----------------
Less distributions:
   Dividends from net investment income                 (0.46)          (0.22)       (0.30)      (0.08)             --
   Distributions from realized gains                    (0.10)             --           --          --              --
                                                  -----------     -----------    ---------    --------    -----------------
   Total distributions                                  (0.56)          (0.22)       (0.30)      (0.08)             --
                                                  -----------     -----------    ---------    --------    -----------------
Net asset value, end of period                    $     23.77     $     20.40    $   17.17    $  13.49    $       9.73
                                                  ===========     ===========    =========    ========    =================
Total return                                            19.63%          20.24%       29.95%      39.84%          (2.70%)(3)
Ratios/Supplemental Data:
   Net assets, end of period
      (in thousands)                              $ 2,357,644     $ 1,934,959    $ 437,361    $ 97,285    $     23,036
   Ratio of expenses to average net assets
      Before expense reimbursement/recovery              1.45%           1.52%        1.58%       2.21%           4.30%(4)
      After expense reimbursement/recovery                N/A            1.53%        1.75%       1.75%           1.75%(4)
   Ratio of net investment income (loss) to
      average net assets
      Before expense reimbursement/recovery              3.25%+          1.19%        0.75%       0.06%          (2.20%)(4)
      After expense reimbursement/recovery                N/A            1.18%        0.58%       0.52%           0.34%(4)
   Portfolio turnover rate                                 34%              3%          11%          4%              0%(3)

(1)   Includes redemption fees of $0.02 per share.

(2)   Includes redemption fees of $0.01 per share.

(3)   Not annualized.

(4)   Annualized.

*     The Fund commenced investment December operations on 31, 2001.

+ Investment income per share which to $0.22 per share. Excluding ratio of net income to average net reflects a special dividend amounted this special dividend, the investment assets would have been 2.25%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       58
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

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2006

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities (which may include both common and preferred stocks, and convertible securities) of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

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                                       59
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2004

Because of the Funds' disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At October 31, 2006, such securities had a total fair value of $72,544,463 or 0.78% of net assets of Third Avenue Value Fund, $66,848,173 or 2.77% of net assets of Third Avenue Small-Cap Value Fund, $14,919,870 or 0.48% of net assets of Third Avenue Real Estate Value Fund and $125,255,399 or 5.31% of net assets of Third Avenue International Value Fund. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

      o     INVESTMENTS AND ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
            CURRENCIES: At the prevailing rates of exchange on the valuation date.

      o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

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                                       61
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option contact gives the buyer the right, but not the obligation, to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Funds to fair value or mark-to market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees, both of which are included in securities lending income in the Statement of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. Dividends or other distributions on loaned securities may also receive different tax treatments than would otherwise be the case. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

At October 31, 2006, there were no securities on loan. During the year ended October 31, 2006, Third Avenue Small-Cap Value Fund had various securities on loan at various times, resulting in securities lending income of $843,833, which is included in the Statement of Operations.

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended October 31, 2006, permanent differences were reclassified as shown below:


                                                                         DECREASE TO
                                                INCREASE           ACCUMULATED UNDISTRIBUTED
                                             TO ACCUMULATED        NET REALIZED GAIN/(LOSS)
                                           UNDISTRIBUTED NET          ON INVESTMENTS AND
                                        INVESTMENT INCOME/(LOSS)       FOREIGN CURRENCY
                                        ------------------------   -------------------------
Third Avenue Value Fund                       $  54,477,155              $  (54,477,155)
Third Avenue Small-Cap Value Fund                   166,560                    (166,560)
Third Avenue Real Estate Value Fund               6,374,401                  (6,374,401)
Third Avenue International Value Fund            10,588,869                 (10,588,869)

The primary reasons for such reclassifications are foreign currency gain (loss), market discount and premium and Real Estate Investment Trust ("REIT") distributions.

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds' net assets relative to the total net assets of Third Avenue Variable Series Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $110,397 for the year ended October 31, 2006. The Trust does pay, together with its affiliate Third Avenue Variable Series Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $50,000, effective July 1, 2006. Prior to July 1, 2006, the annual stipend was $44,000 for each trustee. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $2,000.

NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Adviser has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Adviser has recently begun to evaluate the application of the Fair Value Measurements to the Funds, and is not in position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the year ended October 31, 2006 were as follows:

                                                PURCHASES          SALES
                                             ---------------   -------------
    Third Avenue Value Fund:
       Affiliated                            $   185,309,689   $   4,414,916
       Unaffiliated                            1,641,087,412     385,127,305
    Third Avenue Small-Cap Value Fund:
       Affiliated                                130,877,334              --
       Unaffiliated                              474,697,755     221,720,543
    Third Avenue Real Estate Value Fund:
       Affiliated                                 49,659,300     120,194,964
       Unaffiliated                              222,523,877     416,092,157
    Third Avenue International Value Fund:
       Affiliated                                287,937,244      84,749,810
       Unaffiliated                              503,267,751     437,030,866

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                                       65
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               OCTOBER 31, 2006

Written options transactions during the period are summarized as follows:

                                          THIRD AVENUE SMALL-CAP VALUE FUND
                                           NUMBER OF              PREMIUMS
                                           CONTRACTS              RECEIVED
      ---------------------------------------------------------------------
      Options outstanding at
         October 31, 2005                    1,467               $2,514,738
      ---------------------------------------------------------------------
      Options written
      Options terminated in
         closing purchase transactions          --                       --
      Options exercised                         --                       --
      ---------------------------------------------------------------------
      Options outstanding at
         October 31, 2006                    1,467               $2,514,738
      ---------------------------------------------------------------------

                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                           NUMBER OF              PREMIUMS
                                           CONTRACTS              RECEIVED
      ---------------------------------------------------------------------
      Options outstanding at
         October 31, 2005                    2,443               $4,187,812
      ---------------------------------------------------------------------
      Options written                           --                       --
      Options terminated in
         closing purchase transactions          --                       --
      Options exercised                         --                       --
      ---------------------------------------------------------------------
      Options outstanding at
         October 31, 2006                    2,443               $4,187,812
      ---------------------------------------------------------------------

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds' Chief Compliance Officer and

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                                       66
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               OCTOBER 31, 2006

other miscellaneous expenses. At October 31, 2006, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had amounts payable to the Adviser of $930,524, $340,695, $405,682 and $260,806, respectively, for reimbursement of expenses paid by the Adviser. Under current arrangements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Under current arrangements for Third Avenue International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses including the investment advisory fee, but excluding brokerage commissions and taxes exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse Third Avenue International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for the year ended October 31, 2006.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between
(i) $191,022 plus .01% of the Trust's average net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds' transfer agent. Accordingly, the Adviser has agreed to pay and the Funds to reimburse a portion of the intermediary fees pursuant to provisions adopted by the Board of Trustees. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer's shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations. For the year ended October 31, 2006, such fees amounted to $7,723,622 for Third Avenue Value Fund, $2,276,923 for Third Avenue Small-Cap Value Fund, $3,231,188 for Third Avenue Real Estate Value Fund and $2,178,483 for Third Avenue International Value Fund.

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                                       67
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman, LLC, a registered broker-dealer, and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the year ended October 31, 2006, the Funds incurred brokerage commissions, paid to related parties as follows:

     FUND                                    M.J. WHITMAN LLC   PRIVATE DEBT LLC
     ----                                    ----------------   ----------------
     Third Avenue Value Fund                    $2,401,211             --
     Third Avenue Small Cap Value Fund           1,074,329             --
     Third Avenue Real Estate Value Fund           404,725             --
     Third Avenue International Value Fund       1,181,008             --

INVESTMENTS IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the year ended October 31, 2006 is set forth below:

THIRD AVENUE VALUE FUND

                                           SHARES                                     SHARES                         DIVIDEND INCOME
                                      HELD AT OCT. 31,    SHARES        SHARES   HELD AT OCT. 31,      VALUE AT       NOV. 1, 2005 -
NAME OF ISSUER:                             2005         PURCHASED       SOLD          2006         OCT. 31, 2006     OCT. 31, 2006
---------------                       ----------------   ---------     -------   ----------------   --------------   ---------------
ACA Capital Holdings, Inc.                     118,812          --          --            118,812   $    4,879,015   $            --
ACA Capital Holdings, Inc.
   Convertible Pfd.                                259          --          --                259       14,715,824                --
ACA Capital Holdings, Inc.
   Senior Convertible Pfd.                         103          20(1)       --                123        5,881,448                --
ACA Capital Holdings, Inc. Series B
   Senior Convertible Pfd.                     133,783          --          --            133,783        8,333,333                --
ACMAT Corp., Class A *                         200,678          --     200,678                 --               --                --
Alamo Group, Inc.                              594,300          --          --            594,300       13,787,760           142,632
AVX Corp.                                    9,046,200          --          --          9,046,200      142,568,112         1,356,930
Carver Bancorp, Inc.                           218,500          --          --            218,500        3,659,875            72,105
CGA Group, Ltd. Series C*                    6,045,667          --          --          6,045,667               --                --
Covanta Holding Corp.                        8,816,889          --          --          8,816,889      179,247,353                --
Forest City Enterprises, Inc.,
   Class A                                   4,550,059     297,498          --          4,847,557      266,130,879         1,159,534
Gouverneur Bancorp, Inc.                            --     142,200          --            142,200        1,720,620            42,660
Liu Chong Hing Bank, Ltd.                   25,257,600     869,850          --         26,127,450       55,834,776         2,052,703
RHJ International                            2,693,826   1,812,119          --          4,505,945       84,826,854                --
SFSB, Inc.                                          --     197,800          --            197,800        1,911,737                --
St. Joe Co. (The)                            3,428,500   2,643,668          --          6,072,168      326,561,195         3,040,214
Tejon Ranch Co.                              3,420,106          --          --          3,420,106      165,875,141                --
Trammell Crow Co.                            2,150,000          --          --          2,150,000      104,812,500                --
                                                                                                    --------------   ---------------
      Total Affiliates                                                                              $1,380,746,422   $     7,866,778
                                                                                                    ==============   ===============

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

THIRD AVENUE SMALL-CAP VALUE FUND

                                           SHARES                                     SHARES                        DIVIDEND INCOME
                                      HELD AT OCT. 31,     SHARES       SHARES   HELD AT OCT. 31,     VALUE AT       NOV. 1, 2005 -
NAME OF ISSUER:                             2005          PURCHASED      SOLD          2006         OCT. 31, 2006    OCT. 31, 2006
---------------                       ----------------   ----------   --------   ----------------   -------------   ---------------
Bandag, Inc.                                   527,300      598,984         --          1,126,284   $  49,432,605   $     1,150,150
Bel Fuse, Inc., Class B                        505,701      184,942         --            690,643      24,600,704           121,712
Borland Software Corp.                       2,456,898    1,482,354         --          3,939,252      21,744,671                --
Catalyst Paper Corp.                                --   12,107,879         --         12,107,879      33,085,201                --
Deltic Timber Corp.                            370,600      380,275         --            750,875      38,227,046           155,233
Haverty Furniture Cos., Inc.                 1,058,780      558,386         --          1,617,166      25,551,223           379,759
Herley Industries, Inc.                        539,359      548,992         --          1,088,351      16,064,061                --
Magma Design Automation, Inc.                1,121,223    1,265,511         --          2,386,734      22,220,494                --
Stanley Furniture Co., Inc.                    239,135      508,911         --            748,046      16,539,297           120,213
                                                                                                    -------------   ---------------
   Total Affiliates                                                                                 $ 247,465,302   $     1,927,067
                                                                                                    =============   ===============

THIRD AVENUE REAL ESTATE VALUE FUND

                                           SHARES                                     SHARES                        DIVIDEND INCOME
                                      HELD AT OCT. 31,      SHARES     SHARES    HELD AT OCT. 31,     VALUE AT       NOV. 1, 2005 -
NAME OF ISSUER:                             2005          PURCHASED     SOLD           2006         OCT. 31, 2006    OCT. 31, 2006
---------------                       ----------------   ----------  ---------   ----------------  --------------   ---------------
Acadia Realty Trust                          2,293,800           --         --          2,293,800  $   58,606,590   $     1,697,412
Affordable Residential
   Communities, Inc. *                       2,636,600           --  2,636,600                 --              --                --
American Land Lease, Inc.                      642,148           --         --            642,148      16,631,633           642,148
Associated Estates Realty Corp.              1,400,000           --    51,900           1,348,100      22,176,245         1,163,531
Avatar Holdings, Inc.                          434,690           --         --            434,690      28,259,197                --
Capital Lease Funding, Inc. *                1,640,450           --         --          1,640,450      19,324,501         1,312,360
Columbia Equity Trust, Inc.                  1,000,000           --         --          1,000,000      17,160,000           590,000
Consolidated-Tomoka Land Co.                   510,000           --         --            510,000      32,997,000           168,300
CRIIMI Mae Inc. *                            1,415,719           --  1,415,719                 --              --                --
Forest City Enterprises, Inc.,
   Class A                                   7,029,931           --         --          7,029,931     385,943,212         1,757,483
JER Investors Trust, Inc.                    1,444,800      807,000         --          2,251,800      40,442,328         2,702,556
Killam Properties, Inc.                      7,380,400           --         --          7,380,400      16,956,616                --
Midland Realty (Holdings), Ltd.             49,926,000           --         --         49,926,000      24,779,401           282,384
One Liberty Properties, Inc.                   938,200           --         --            938,200      22,413,598         1,238,424
PS Business Parks, Inc.                      2,000,400           --    850,000          1,150,400      75,753,840         2,123,660
St. Joe Co. (The)                            4,386,361     684,500          --          5,070,861     272,710,905         3,066,311
Thomas Properties Group, Inc.                2,000,000           --         --          2,000,000      27,060,000           480,000
Trammell Crow Co. *                          2,079,950           --    500,000          1,579,950      77,022,563                --
Unite Group PLC                              7,757,487           --         --          7,757,487      73,582,405           346,375
                                                                                                   --------------   ---------------
   Total Affiliates                                                                                $1,211,820,034   $    17,570,944
                                                                                                   ==============   ===============

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

THIRD AVENUE INTERNATIONAL VALUE FUND

                                        SHARES                                       SHARES                      DIVIDEND INCOME
                                   HELD AT OCT. 31,     SHARES     SHARES       HELD AT OCT. 31,     VALUE AT     NOV. 1, 2005 -
NAME OF ISSUER:                          2005         PURCHASED     SOLD              2006        OCT. 31, 2006   OCT. 31, 2006
---------------                    ----------------  ----------  ----------     ----------------  -------------  ---------------
BIL International, Ltd.                 103,120,903     546,120          --          103,667,023  $  99,218,823  $     4,448,884
Boardroom, Ltd.                          21,416,784   1,106,000          --           22,522,784      7,089,006          399,011
Catalyst Paper Corp.                             --  40,080,245          --           40,080,245    111,537,812               --
Dundee Precious Metals, Inc.,
   Class A                                2,003,032   1,789,800          --            3,792,832     41,881,755               --
Liu Chong Hing Investment, Ltd.          20,290,000   1,084,000          --           21,374,000     24,624,677          605,393
Netia S.A.                                       --  29,703,256          --           29,703,256     50,964,952           92,062
Oslo Bors Holding ASA                       351,700          --          --              351,700     26,766,830        1,495,018
Overseas Union Enterprise *               8,247,000   4,851,000  13,098,000(2)               --              --       22,414,359
Rubicon, Ltd.                            44,893,185          --           --          44,893,185     28,568,158               --
Saskatchewan Wheat Pool                          --  10,559,300           --          10,559,300     67,608,858               --
Toll NZ, Ltd.                            18,671,113          --           --          18,671,113     35,019,218               --
United International Enterprises,
   Ltd.                                     398,506      45,900           --             444,406     32,340,913          310,924
WBL Corp., Ltd.                          12,506,000   3,710,000           --          16,216,000     51,456,218        1,626,447
                                                                                                  -------------  ---------------
   Total Affiliates                                                                               $ 577,077,220  $    31,392,098
                                                                                                  =============  ===============

*     As of October 31, 2006, no longer an affiliate.

(1)   Increase due to PIK dividend.

(2)   Decrease due to tender offer.

5. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                                   THIRD AVENUE                         THIRD AVENUE
                                                                    VALUE FUND                      SMALL-CAP VALUE FUND
                                                       -----------------------------------   -----------------------------------
                                                            FOR THE           FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006   OCTOBER 31, 2005
                                                       ----------------   ----------------   ----------------   ----------------
Increase in Fund shares:
Shares outstanding at beginning of year                     108,658,702         78,864,234         77,319,265         45,620,087
                                                       ----------------   ----------------   ----------------   ----------------
   Shares sold                                               58,685,754         43,546,667         27,806,946         41,086,641
   Shares reinvested from dividends
      and distributions                                      10,828,087          1,181,564          1,984,280            355,335
   Shares redeemed                                          (24,324,356)       (14,933,763)       (16,305,414)        (9,742,798)
                                                       ----------------   ----------------   ----------------   ----------------
Net increase in Fund shares                                  45,189,485         29,794,468         13,485,812         31,699,178
                                                       ----------------   ----------------   ----------------   ----------------
Shares outstanding at end of year                           153,848,187        108,658,702         90,805,077         77,319,265
                                                       ================   ================   ================   ================

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                                       70
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

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                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

                                                     THIRD AVENUE                          THIRD AVENUE
                                                REAL ESTATE VALUE FUND               INTERNATIONAL VALUE FUND
                                         -----------------------------------   -----------------------------------
                                              FOR THE            FOR THE            FOR THE            FOR THE
                                            YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006   OCTOBER 31, 2005
                                         ----------------   ----------------   ----------------   ----------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
   of year                                     97,702,927         66,482,129         94,865,602         25,477,108
                                         ----------------   ----------------   ----------------   ----------------
Shares sold                                    15,254,843         47,530,658         17,893,198         75,348,006
   Shares reinvested from dividends
      and distributions                         4,617,657          1,144,864          2,312,692            391,438
   Shares redeemed                            (31,173,993)       (17,454,724)       (15,903,259)        (6,350,950)
                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in Fund shares        (11,301,493)        31,220,798          4,302,631         69,388,494
                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding at end of year              86,401,434         97,702,927         99,168,233         94,865,602
                                         ================   ================   ================   ================

Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

6. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of October 31, 2006. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable.

Third Avenue Real Estate Value Fund has committed up to $10,500,000 to Atlantic American Realty Capital Advisors, Inc., of which $500,000 has been funded as of October 31, 2006. Under certain circumstances this commitment may be payable to Atlantic American Realty Capital Advisors, Inc.

Accordingly, Third Avenue Value Fund and Third Avenue Real Estate Value Fund have segregated securities valued at $24,852,071 and $49,707,182 respectively, to meet each of these contingencies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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                                       71
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Funds may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission ("SEC").

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

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                           [THIRD AVENUE FUNDS LOGO]

                              THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2006

8. FEDERAL INCOME TAXES

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows:

                                                    ORDINARY     NET LONG-TERM
                                                     INCOME      CAPITAL GAINS
                                                 -------------   -------------
Third Avenue Value Fund                          $ 184,620,893   $ 444,291,930
Third Avenue Small-Cap Value Fund                   32,394,132      19,085,781
Third Avenue Real Estate Value Fund                 64,992,122      77,076,737
Third Avenue International Value Fund               43,828,096       9,495,160

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows:

                                                    ORDINARY     NET LONG-TERM
                                                     INCOME      CAPITAL GAINS
                                                 -------------   -------------
Third Avenue Value Fund                          $  63,790,923   $          --
Third Avenue Small-Cap Value Fund                    4,737,161       3,627,192
Third Avenue Real Estate Value Fund                 16,621,138      15,681,270
Third Avenue International Value Fund                7,718,158              --

At October 31, 2006, the tax basis components of distributable earnings were:

                                                UNDISTRIBUTED     ACCUMULATED       UNREALIZED
                                               ORDINARY INCOME   CAPITAL GAINS     APPRECIATION
                                               ---------------   -------------   ---------------
Third Avenue Value Fund                        $  485,510,509    $  14,609,177   $ 2,080,308,834
Third Avenue Small-Cap Value Fund                  36,767,207       77,745,232       485,759,443
Third Avenue Real Estate Value Fund                64,026,772      224,195,295     1,037,488,182
Third Avenue International Value Fund             111,559,572      154,018,923       303,055,951

The difference between book basis and tax basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to mark-to market treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, REIT and partnership adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.

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                            [THIRD AVENUE FUNDS LOGO]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF
THIRD AVENUE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (constituting Third Avenue Trust, hereafter referred to as the "Fund") at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
December 22, 2006

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                                       74
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)

At a meeting of the Board of Trustees of the Trust held on June 1, 2006, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of each Fund's Investment Advisory Agreement (collectively, the "Agreements"). In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed each Fund since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of each Agreement as being in the best interests of the relevant Fund and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed and considered:

      1. the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Funds;

      2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of each Fund's advisory fees and expense ratio and in analyzing the Fund's performance;

      3. each Fund's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting, for each Fund, the Fund's generally competitive ranking within the universe and that its fees and expenses generally were well within the range of those of the funds in its competitive group;

      4. performance/expense analysis of each Fund and funds in its competitive fund group;

      5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

      6.    advisory fee breakpoints of funds in the competitive groups;

      7. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds and the trend of declining or generally stable gross expense ratios of each Fund since inception;

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

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                            [THIRD AVENUE FUNDS LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)

      8. the profitability to the Adviser resulting from each Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

      9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

      1. the nature, extent and quality of services rendered to the Funds, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

      2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

      3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

      1. The Trustees met in private session with the Trust's Chief Compliance Officer and reviewed the operation of the Trust's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

      1. The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group and compared to the Fund's benchmark index for various periods and since inception.

      2. It was noted that each Fund's performance was favorable both on an absolute basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Fund's benchmark.

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                                       76
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with each Fund's historical performance. They also considered the advisory fee and expense ratio of each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage for each Fund was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that each Fund's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Fund. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Funds and considered each Fund's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Fund, and the size of the Fund. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share.

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                                       77
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

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                             MANAGEMENT OF THE TRUST

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.

INTERESTED TRUSTEES

                            TERM OF OFFICE   POSITION(S)
                            AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS                         HELD BY TRUSTEE
-------------------------   --------------   -------------   -----------------------------------------   --------------------------
MARTIN J. WHITMAN** (82)    Trustee since    Chairman and    Chairman (3/90 to Present) Chief            Director (8/90 to 10/04)
622 Third Avenue            7/99             Trustee         Executive Officer (CEO) (3/90 to 9/03),     of Danielson Holding
New York, NY                                                 President (1/91 to 5/98) of Third Avenue    Corporation; Director
10017                                                        Trust; Chairman (7/99 to Present) CEO       (3/91 to Present) of
                                                             (7/99 to 9/03) of Third Avenue Variable     Nabors Industries, Ltd.,
                                                             Series Trust; Co-Chief Investment Officer   (international oil
                                                             (2/03 to Present), Chief Investment         drilling services);
                                                             Officer (CIO) (1/91 to 2/03), Chairman      Director (5/00 to 12/01)
                                                             and CEO (3/90 to 8/02), President (1/91     of Stewart Information
                                                             to 2/98), of EQSF Advisers, Inc. and its    Services Corp. (title
                                                             successor, Third Avenue Management LLC;     insurance and real
                                                             CEO, President and Director (10/74 to       estate); Director (8/97 to
                                                             Present) of Martin J. Whitman & Co., Inc.   5/01) of Tejon Ranch Co.
                                                             (private investment company); CEO (7/96     (land development and
                                                             to 6/02) and Chairman (8/90 to 8/99) of     agribusiness).
                                                             Danielson Holding Corporation; Chairman
                                                             (1/95 to 8/02) and CIO (10/92 to 8/02) of
                                                             M.J. Whitman Advisers, Inc.(reg.
                                                             investment adviser); Distinguished
                                                             Management Fellow (1972 to Present) and
                                                             Member of the Advisory Board (10/94 to
                                                             6/95) of the Yale School of Management at
                                                             Yale University; Adjunct Professor (1/01
                                                             to 12/01) of the Columbia University
                                                             Graduate School of Business; Chartered
                                                             Financial Analyst.

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                            [THIRD AVENUE FUNDS LOGO]

INTERESTED TRUSTEES

                            TERM OF OFFICE   POSITION(S)
                            AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS                         HELD BY TRUSTEE
-------------------------   --------------   -------------   -----------------------------------------   --------------------------
DAVID M. BARSE** (44)       Trustee since    President,      President (5/98 to Present), Trustee        Director (7/96 to Present)
622 Third Avenue            9/01             CEO and         (9/01 to Present), CEO (9/03 to Present)    of Covanta Holding
New York, NY                                 Trustee         and Executive Vice President (4/95 to       Corporation, formerly
10017                                                        5/98) of Third Avenue Trust; President      Danielson Holding
                                                             (7/99 to Present), Trustee (9/01 to         Corporation; Director
                                                             Present) and CEO (9/03 to Present) of       (3/01 to Present) of ACA
                                                             Third Avenue Variable Series Trust; CEO     Capital Holdings, Inc.
                                                             (4/03 to Present), President (2/98 to       (credit enhancement).
                                                             Present), Director (4/95 to 12/02) and
                                                             Executive Vice President (4/95 to 2/98)
                                                             of EQSF Advisers, Inc. and its successor,
                                                             Third Avenue Management LLC and sub-
                                                             sidiaries; CEO (7/99 to Present),
                                                             President (6/95 to Present), Director
                                                             (1/95 to Present) of M.J. Whitman, Inc.
                                                             and its successor, M.J. Whitman LLC
                                                             (registered broker-dealer) and
                                                             subsidiaries; President (7/96 to 6/02) of
                                                             Danielson Holding Corp.; CEO (7/99 to
                                                             8/02), President (6/95 to 8/02), Director
                                                             (1/95 to 8/02) of M.J. Whitman Advisers,
                                                             Inc. (registered investment advisor).

INDEPENDENT TRUSTEES

JACK W. ABER (69)           Trustee since    Trustee         Professor of Finance (1972 to Present) of   Trustee, The Managers Funds
51 Columbia Street          8/02                             Boston University School of Management,     (1999 to Present)
Brookline, MA 02446                                          Trustee of Third Avenue Variable Series     (9 portfolios); Trustee of
                                                             Trust (8/02 to Present); Trustee of Third   Managers AMG Funds (1999 to
                                                             Avenue Trust (8/02 to Present).             Present) (6 portfolios),
                                                                                                         Managers Trust I (2000 to
                                                                                                         Present) (11 portfolios)
                                                                                                         and Managers Trust II (2000
                                                                                                         to Present) (7 portfolios);
                                                                                                         Trustee of Appleton Growth
                                                                                                         Fund.

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                            [THIRD AVENUE FUNDS LOGO]

INDEPENDENT TRUSTEES

                             TERM OF OFFICE  POSITION(S)
                             AND LENGTH OF   HELD WITH       PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS           TIME SERVED*   REGISTRANT      DURING PAST 5 YEARS                         HELD BY TRUSTEE
---------------------------  --------------  -------------   -----------------------------------------   --------------------------
WILLIAM E. CHAPMAN, II (65)  Trustee since   Trustee         Trustee; President and Owner (1998 to       Trustee, The Managers Funds
380 Gulf of Mexico Drive,    8/02                            Present) of Longboat Retirement Planning    (1999 to Present) (9
#531                                                         Solutions (consulting firm); part-time      portfolios); Trustee of
Longboat Key, FL 34228                                       employee delivering retirement and          Managers AMG Funds (1999 to
                                                             investment education seminars (1/00 to      Present) (6 portfolios),
                                                             Present) for Hewitt Associates, LLC         Managers Trust I (2000 to
                                                             (consulting firm); Trustee (5/02 to         Present) (11 portfolios)
                                                             Present) of Bowdoin College; various        and Managers Trust II (2000
                                                             roles, the last of which was President of   to Present) (7 portfolios).
                                                             the Retirement Plans Group (1990 to 1998)
                                                             with Kemper Funds (mutual funds group);
                                                             investment sales, marketing and general
                                                             management roles (1966 to 1990) with
                                                             CIGNA (insurance group). Trustee of
                                                             Third Avenue Variable Series Trust (8/02
                                                             to Present); Trustee of Third Avenue
                                                             Trust (8/02 to Present).

LUCINDA FRANKS (60)          Trustee since   Trustee         Journalist (1969 to Present); Special       N/A
64 East 86th Street          7/99                            Correspondent, Talk Magazine (1999-
New York, NY                                                 2000); Trustee of Third Avenue Variable
10028                                                        Series Trust (7/99 to Present); Trustee
                                                             of Third Avenue Trust (2/98 to Present).

EDWARD J. KAIER (61)         Trustee since   Trustee         Partner (1977 to Present) at Hepburn        Trustee, The Managers
111 N. Lowry's Lane          8/02                            Willcox Hamilton & Putnam (law firm);       Funds (1999 to Present)
Rosemont, PA 19010                                           Trustee of Third Avenue Variable Series     (9 portfolios), Trustee of
                                                             Trust (8/02 to Present); Trustee of Third   Managers AMG Funds (1999 to
                                                             Avenue Trust (8/02 to Present).             Present) (6 portfolios),
                                                                                                         Managers Trust I (2000 to
                                                                                                         Present) (11 portfolios)
                                                                                                         and Managers Trust II
                                                                                                         (2000 to Present)
                                                                                                         (7 portfolios).

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                            [THIRD AVENUE FUNDS LOGO]

INDEPENDENT TRUSTEES


                            TERM OF OFFICE   POSITION(S)
                            AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS                         HELD BY TRUSTEE
-------------------------   --------------   -------------   -----------------------------------------   --------------------------
MARVIN MOSER, M.D. (82)     Trustee since    Trustee         Clinical Professor of Medicine (1984 to     Director (1997 to Present)
13 Murray Hill Road         7/99                             Present) at Yale University School of       of Nutrition 21 Co.
Scarsdale, NY                                                Medicine; Trustee (1992 to 2002) of the     (marketing); Director
10583                                                        Trudeau Institute (medical research         (2002 to Present) of
                                                             institute); Senior Medical Consultant       Comprehensive Neuroscience
                                                             (1974 to 2002) for the National High        (research and phar
                                                             Blood Pressure Education Program of the     maceutical site management
                                                             National Heart, Lung and Blood Institute;   company).
                                                             Trustee of Third Avenue Variable Series
                                                             Trust (7/99 to Present); Trustee or
                                                             Director of Third Avenue Trust or its
                                                             predecessor (11/94 to Present).

ERIC RAKOWSKI (48)          Trustee since    Trustee         Professor (1990 to Present) at University   Trustee, The Managers Funds
571 Woodmont Avenue         8/02                             of California at Berkeley School of Law;    (1999 to Present)
Berkeley, CA 94708                                           Visiting Professor (1998-1999) at Harvard   (9 portfolios), Trustee of
                                                             Law School. Trustee of Third Avenue         Managers AMG Funds (1999 to
                                                             Variable Series Trust (8/02 to Present);    Present) (6 portfolios),
                                                             Trustee of Third Avenue Trust (8/02 to      Managers Trust I (2000 to
                                                             Present).                                   Present) (11 portfolios)
                                                                                                         and Managers Trust II (2000
                                                                                                         to Present) (7 portfolios).

MARTIN SHUBIK (80)          Trustee since    Trustee         Seymour H. Knox Professor (1975 to          N/A
Yale University             7/99                             Present) of Mathematical and
Dept. of Economics                                           Institutional Economics, Yale University
Box 2125, Yale Station                                       Trustee of Third Avenue Variable Series
New Haven, CT                                                Trust (7/99 to Present); Trustee or
06520                                                        Director of Third Avenue Trust or its
                                                             predecessor (11/90 to Present).

CHARLES C. WALDEN (62)      Trustee since    Trustee         Executive Vice-President of Investments     N/A
11 Williamsburg Circle,     7/99                             and Chief Investment Officer (1973 to
Madison, CT                                                  Present) Knights of Columbus (fraternal
06443                                                        benefit society selling life insurance
                                                             and annuities); Trustee of Third Avenue
                                                             Variable Series Trust (7/99 to Present);
                                                             Trustee or Director of Third Avenue Trust
                                                             or its predecessor (5/96 to Present);
                                                             Chartered Financial Analyst.

----------
*     Each trustee serves until his successor is duly elected and qualified.

** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

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                            [THIRD AVENUE FUNDS LOGO]

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)
                            HELD WITH                                                                    OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS         REGISTRANT       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 HELD BY OFFICER
-------------------------   --------------   ---------------------------------------------------------   --------------------------
VINCENT J. DUGAN (41)       Treasurer and    Treasurer and Chief Financial Officer (CFO) (9/04 to        N/A
622 Third Avenue            CFO              Present) of Third Avenue Trust; Treasurer and CFO (9/04
New York, NY 10017                           to Present) of Third Avenue Variable Series Trust; Chief
                                             Operating Officer (COO) and CFO (8/04 to Present) of
                                             Third Avenue Management LLC and subsidiaries; COO and CFO
                                             (8/04 to Present) of Third Avenue Holdings Delaware LLC;
                                             COO and CFO (8/04 to Present) of MJ Whitman LLC and
                                             subsidiaries; Partner Ernst & Young LLP (6/02 to 8/04);
                                             Partner Arthur Andersen LLP (9/98 to 6/02).

MICHAEL A. BUONO (39)       Controller       Controller (5/06 to Present) of Third Avenue Trust;         N/A
622 Third Avenue                             Controller (5/06 to Present) of Third Avenue Variable
New York, NY 10017                           Series Trust; Vice President and Assistant Controller
                                             (12/05 to 5/06) of Legg Mason Partners Funds; Vice
                                             President and Assistant Controller (12/98 to 12/05)
                                             Citigroup Asset Management.

W. JAMES HALL III (42)      General Counsel  General Counsel and Secretary (6/00 to Present) of Third    N/A
622 Third Avenue            and Secretary    Avenue Trust; General Counsel and Secretary (9/00 to
New York, NY 10017                           Present) of Third Avenue Variable Series Trust; General
                                             Counsel and Secretary (9/00 to Present) of EQSF Advisers,
                                             Inc., and its successor, Third Avenue Management LLC and
                                             subsidiaries; General Counsel and Secretary (12/00 to
                                             7/02) of Danielson Holding Corporation; General Counsel
                                             and Secretary (5/00 to Present) of M.J. Whitman, Inc. and
                                             its successor, M.J. Whitman LLC and subsidiaries; General
                                             Counsel and Secretary (5/00 to 8/02) of M.J. Whitman
                                             Advisers, Inc.; Associate (2/00 to 6/00) at Paul, Weiss,
                                             Rifkind, Wharton & Garrison LLP; Associate (11/96 to
                                             1/00) at Morgan, Lewis & Bockius LLP (law firms).

JOSEPH J. REARDON (46)      Chief            Chief Compliance Officer (CCO) (4/05 to Present) of Third   N/A
622 Third Avenue            Compliance       Avenue Trust; CCO (4/05 to Present) Third Avenue Variable
New York, NY 10017          Officer          Series Trust; CCO Third Avenue Management LLC and
                                             subsidiaries (4/05 to Present); CCO (10/04 - 3/05) Weiss,
                                             Peck & Greer Funds Trust; CCO (10/94 - 3/05) Weiss, Peck
                                             & Greer Tudor Fund; Principal (10/94 - 10/04) Weiss, Peck
                                             & Greer; Vice President and Secretary (10/94 - 10/04)
                                             Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer
                                             Tudor Fund, Weiss, Peck & Greer International Fund,
                                             Weiss, Peck & Greer International Fund.

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; other shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2006 and held for the entire reporting period ended October 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Expenses Paid
                                          Beginning          Ending        During the Period
                                        Account Value     Account Value      May 1, 2006 to     Annualized
                                         May 1, 2006    October 31, 2006   October 31, 2006*   Expense Ratio
                                        -------------   ----------------   -----------------   -------------
Third Avenue Value Fund
   Actual                                  $1,000            $1,008              $5.46             1.08%
   Hypothetical                            $1,000            $1,020              $5.50             1.08%
Third Avenue Small Cap Value Fund
   Actual                                  $1,000            $1,015              $5.53             1.09%
   Hypothetical                            $1,000            $1,020              $5.55             1.09%
Third Avenue Real Estate Value Fund
   Actual                                  $1,000            $1,130              $6.01             1.12%
   Hypothetical                            $1,000            $1,020              $5.70             1.12%
Third Avenue International Value Fund
   Actual                                  $1,000            $  992              $7.23             1.44%
   Hypothetical                            $1,000            $1,018              $7.32             1.44%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2006. This information is presented to meet regulatory requirements and no current action on your part is required. The information and distributions reported below will differ from the information and distributions taxable to shareholders for the calendar year ending December 31, 2006. Information necessary to complete your income tax returns for the calendar year ending December 31, 2006 will be issued by the Funds in the early part of 2007.

THIRD AVENUE VALUE FUND

Of the $5.485 per share paid to you in cash or reinvested into your account during the fiscal year ended October 31, 2006, $1.610 was derived from net investment income and $3.875 from long-term capital gains. Of the total ordinary income distributed, 17.19%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 10.72% of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE SMALL-CAP VALUE FUND

Of the $0.628 per share paid to you in cash or reinvested into your account during the fiscal year ended October 31, 2006, $0.302 was derived from net investment income, $0.093 from short-term capital gains, which are taxed as ordinary income and $0.233 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed, 56.80%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 17.79% of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE REAL ESTATE VALUE FUND

Of the $1.475 per share paid to you in cash or reinvested into your account during the fiscal year ended October 31, 2006, $0.404 was derived from net investment income, $0.271 from short-term capital gains, which are taxed as ordinary income and $0.800 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed, 18.23%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 6.98% of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE INTERNATIONAL VALUE FUND

Of the $0.559 per share paid to you in cash or reinvested into your account during the fiscal year ended October 31, 2006, $0.459 was derived from net investment income and $0.100 from long-term capital gains. Of the total ordinary income distributed, 25.48%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). None of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

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                                       84
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                   FEDERAL TAX STATUS OF DIVIDENDS (CONTINUED)
                                   (UNAUDITED)

For the fiscal year ended October 31, 2006, the Third Avenue Value Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Gross income and foreign tax expenses by country for the year ended October 31, 2006 are as follows:

                                             FOREIGN TAX
COUNTRY                      GROSS INCOME   PASS THROUGH
--------------               ------------   ------------
Bermuda                      $  4,236,920   $          0
Canada                          4,296,256        644,944
Hong Kong                      18,130,575              0
Japan                          10,191,219        713,386
Korea                           6,912,022      1,140,484
Sweden                          3,239,390        485,908
Switzerland                       633,494         95,024
United Kingdom                 27,120,700              0
                             ------------   ------------
Totals                       $ 74,760,576   $  3,079,746
                             ============   ============

For the fiscal year ended October 31, 2006, the Third Avenue International Value Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Gross income and foreign tax expenses by country for the year ended October 31, 2006 are as follows:

                                             FOREIGN TAX
COUNTRY                      GROSS INCOME   PASS THROUGH
--------------               ------------   ------------
Argentina                    $     44,249   $          0
Australia                       3,578,264              0
Bahamas                           310,924              0
Belgium                           720,678        108,102
Bermuda                         7,687,517              0
Canada                          8,737,750        141,547
France                            251,837         29,641
Hong Kong                       3,061,516              0
Japan                           3,709,218        259,645
Netherlands                       798,788              0
New Zealand                     6,326,481              0
Norway                          2,623,455        393,518
Panama                            428,125              0
Poland                             92,062         13,809
Singapore                      37,775,873              0
Sweden                             79,014         11,852
Switzerland                       125,200         18,780
Taiwan                            899,327        203,947
United Kingdom                  3,882,718              0
                             ------------   ------------
Totals                       $ 81,132,996   $  1,180,841
                             ============   ============

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                                       85
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

                                  BOARD OF TRUSTEES
                                    Jack W. Aber
                                   David M. Barse
                                William E. Chapman II
                                   Lucinda Franks
                                   Edward J. Kaier
                                    Marvin Moser
                                    Eric Rakowski
                                    Martin Shubik
                                  Charles C. Walden
                                  Martin J. Whitman
                                      OFFICERS
                                  Martin J. Whitman
                                Chairman of the Board
                                   David M. Barse
                         President, Chief Executive Officer
                                  Vincent J. Dugan
                         Chief Financial Officer, Treasurer
                                  Michael A. Buono
                                     Controller
                                    W. James Hall
                             General Counsel, Secretary
                                  Joseph J. Reardon
                              Chief Compliance Officer
                                   TRANSFER AGENT
                                      PFPC Inc.
                                    P.O. Box 9802
                              Providence, RI 02940-8002
                                   (610) 239-4600
                             (800) 443-1021 (toll-free)
                                 INVESTMENT ADVISER
                             Third Avenue Management LLC
                                  622 Third Avenue
                                 New York, NY 10017
                            INDEPENDENT REGISTERED PUBLIC
                                   ACCOUNTING FIRM
                             PricewaterhouseCoopers LLP
                                 300 Madison Avenue
                                 New York, NY 10017
                                      CUSTODIAN
                               Custodial Trust Company
                                 101 Carnegie Center
                                 Princeton, NJ 08540

                            [THIRD AVENUE FUNDS LOGO]

                                 THIRD AVENUE FUNDS
                                  622 THIRD AVENUE
                                 NEW YORK, NY 10017
                                PHONE (212) 888-5222
                              TOLL FREE (800) 443-1021
                                 FAX (212) 888-6757
                              WWW.THIRDAVENUEFUNDS.COM

ITEM 2.  CODE OF ETHICS.

At October 31, 2006, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as Exhibit (a) (1) hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that Messrs. Jack Aber, Martin Shubik and Charles Walden, members of the Audit Committee of the Board, are "audit committee financial experts" ("ACFE") as defined by the Securities and Exchange Commission ("SEC") and has designated Mr. Aber as the Committee's ACFE. Each of the Messrs. Aber, Shubik and Walden are "independent" as defined by the SEC for purposes of ACFE determinations. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust's principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $224,500, including out of pocket expenses of approximately $12,000, for the fiscal year ended October 31, 2006 and $202,000, including out of pocket expenses of approximately $12,000, for the fiscal year ended October 31, 2005.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Trust's principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ended October 31, 2006 and $0 the fiscal year ended October 31, 2005.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Trust's principal accountant for tax compliance, tax advice and tax planning were $142,600 for the fiscal year ended October 31, 2006 and $106,700 for the fiscal year ended October 31, 2005. These services related to the preparation of tax returns and the review of tax-related issues.

(d) ALL OTHER FEES. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Trust's principal accountant, other than the services reported above in Items 4(a) through (c) were $0 for the fiscal year ended October 31, 2006 and $0 for the fiscal year ended October 31, 2005.

(e)      AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

         (i) The Audit Committee's pre-approval policies and procedures are addressed in the Audit Committee's Charter, attached as Exhibit C hereto and incorporated by reference.

         (ii) The percentage of services described in each of Items 4(b) through
(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 100% for the fiscal years ended October 31, 2006 and October 31, 2005.

(f)      Not Applicable.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for each of the last two fiscal years were $65,000 for the fiscal year ending October 31, 2006 and $40,500 for the fiscal year ending October 31, 2005.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)      Audit Committee Charter

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust
             ------------------

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    December 22, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    December 22, 2006

By:      /s/ Vincent J. Dugan
Name:    Vincent J. Dugan
Title:   Principal Financial Officer
Date:    December 22, 2006